     As filed with the Securities and Exchange Commission on January 7, 1997

                                                               File Nos. 2-90518
                                                                        811-4006


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 21

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 22


                               LANDMARK FUNDS I *
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

       PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

         ROGER P. JOSEPH, BINGHAM, DANA & GOULD LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110


         It is proposed that this filing will become effective on January 7, 1997 pursuant to paragraph (b) of Rule 485.


         Asset Allocation Portfolios has also executed this Registration Statement.


         Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or before February 28, 1997 for Registrant's fiscal year ended December 31, 1996.




-------------------------------------------------------------------------------
*This filing relates only to shares of CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500.

                                LANDMARK FUNDS I
                (CITISELECTSM FOLIO 200, CITISELECTSM FOLIO 300,
                           CITISELECTSM FOLIO 400 AND
                             CITISELECTSM FOLIO 500)

                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET

N-1A
ITEM NO.        N-1A ITEM                                                    LOCATION

PART A                                                                       PROSPECTUS

Item 1.         Cover Page............................................       Cover Page
Item 2.         Synopsis..............................................       Expense Summary

Item 3.         Condensed Financial Information.......................       Condensed Financial Information
Item 4.         General Description of Registrant.....................       Investment Information; General Information;
                                                                             Appendix
Item 5.         Management of the Fund................................       Management; Expenses
Item 5A.        Management's Discussion of Fund Performance...........       Not Applicable
Item 6.         Capital Stock and Other Securities....................       General Information; Purchases; Redemptions;
                                                                             Dividends and Distributions; Tax Matters
Item 7.         Purchase of Securities Being Offered..................       Purchases; Redemptions
Item 8.         Redemption or Repurchase..............................       Purchases; Redemptions
Item 9.         Pending Legal Proceedings.............................       Not Applicable



                                                                             STATEMENT OF
                                                                             ADDITIONAL
PART B                                                                       INFORMATION

Item 10.       Cover Page............................................        Cover Page
Item 11.       Table of Contents.....................................        Cover Page
Item 12.       General Information and History.......................        The Trust
Item 13.       Investment Objectives and Policies....................        Investment Objectives and Policies;
                                                                             Description of Permitted Investments and
                                                                             Investment Practices; Investment Restrictions
Item 14.       Management of the Fund................................        Management
Item 15.       Control Persons and Principal Holders of Securities...        Management

Item 16.       Investment Advisory and Other Services................        Management
Item 17.       Brokerage Allocation and Other Practices..............        Portfolio Transactions
Item 18.       Capital Stock and Other Securities....................        Description of Shares, Voting Rights and
                                                                             Liabilities

Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered.........................................        Description of Shares, Voting Rights and
                                                                             Liabilities; Determination of Net Asset
                                                                             Value; Valuation of Securities; Additional
                                                                             Redemption Information
Item 20.       Tax Status............................................        Certain Additional Tax Matters
Item 21.       Underwriters..........................................        Management
Item 22.       Calculation of Performance Data.......................        Performance Information and Advertising

Item 23.       Financial Statements..................................        Financial Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                      PROSPECTUS
                                                                 ---------------
                                                                 JANUARY 2, 1997
------------------------            ------------------------
CITISELECT(SM) FOLIO 200            CITISELECT(SM) FOLIO 400
------------------------            ------------------------
CITISELECT(SM) FOLIO 300            CITISELECT(SM) FOLIO 500
------------------------            ------------------------
    This Prospectus describes four diversified mutual funds managed by Citibank,
N.A.: CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500. Each Fund has its own investment objective and policies. The Funds are asset allocation funds that offer investors a convenient way to own a professionally managed portfolio tailored to specific investment goals.

------------------------------------------------------------------------------
    UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUNDS SEEK THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN DIFFERENT SERIES OF ASSET ALLOCATION PORTFOLIOS. EACH PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS ITS CORRESPONDING FUND. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 12.
------------------------------------------------------------------------------

REMEMBER THAT SHARES OF THE FUNDS:
[] ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY
[] ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK
   OR ANY OF ITS AFFILIATES
[] ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
   AMOUNT INVESTED
------------------------------------------------------------------------------

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1997 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Funds may be made, by calling 1-800-846-5200 (customers in New York City may call 212-820-2380).

                                                             TABLE OF CONTENTS
------------------------------------------------------------------------------

 Prospectus Summary ......................................................  2
 Expense Summary .........................................................  4
 Condensed Financial Information .........................................  5
 Investment Information ..................................................  6
 Risk Considerations ..................................................... 11
 Valuation of Shares ..................................................... 13
 Purchases ............................................................... 13
 Exchanges ............................................................... 14
 Redemptions ............................................................. 14
 Dividends and Distributions ............................................. 15
 Management .............................................................. 15
 Tax Matters ............................................................. 18
 Performance Information ................................................. 19
 General Information ..................................................... 19
 Appendix -- Permitted Investments and Investment Practices .............. 21

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                                            PROSPECTUS SUMMARY

------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUNDS: This Prospectus describes four diversified mutual funds:
 CITISELECT FOLIO 200, CITISELECT FOLIO 300, CITISELECT FOLIO 400 and
CITISELECT FOLIO 500. Each Fund has its own investment objective and policies. There can be no assurance that any Fund will achieve its objective. Because each Fund invests through a Portfolio, all references in this Prospectus to a Fund include its corresponding Portfolio, except as otherwise noted.

INVESTMENT OBJECTIVES:

CITISELECT FOLIO 200: high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation.

CITISELECT FOLIO 300: high total return over time consistent with a balanced emphasis on income and capital appreciation.

CITISELECT FOLIO 400: high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

CITISELECT FOLIO 500: highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

PRINCIPAL INVESTMENTS: Each Fund is a carefully selected and professionally managed diversified mix of equity, fixed income and money market investments that are structured to achieve specific risk and return objectives. CITISELECT FOLIO 200 invests primarily in fixed income and money market securities. CITISELECT FOLIO 300 emphasizes both equity securities and fixed income securities. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 invest primarily in equity securities. Current income is not a primary consideration for these Funds.

INVESTMENT MANAGER: Citibank, N.A., a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $83 billion in assets worldwide. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Funds through a Service Agent on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of the Funds are purchased and redeemed at net asset value, without a sales load or redemption fees. Shares of each Fund are subject to a fee of up to 0.50% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of each other Fund. See
"Exchanges."

DIVIDENDS: Dividends are declared and paid monthly for CitiSelect Folio 200, quarterly for CitiSelect Folio 300 and annually for CitiSelect Folio 400 and CitiSelect Folio 500. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

REINVESTMENT: All dividends and capital gains distributions may be received either in cash or in Fund shares at net asset value. See "Dividends and Distributions."

WHO SHOULD INVEST: The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement, all determine the appropriate asset allocation and amount of risk that an investor seeks. See "Investment Information" and "Risk Considerations."

CITISELECT FOLIO 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CITISELECT FOLIO 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

RISK FACTORS: There can be no assurance that any Fund will achieve its investment objective, and each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. Equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. The value of debt securities generally fluctuates based on changes in the actual and perceived creditworthiness of issuers. Also, the value of debt securities generally goes down when interest rates go up, and vice versa. As a result, shares may be worth more or less at redemption than at the time of purchase.

    Each Fund may invest a portion of its assets in securities of companies with small market capitalizations, which may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. There is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile. Shares of the Funds, therefore, may be subject to greater fluctuation in value than shares of an equity fund with more of its investments in securities of larger, more established companies.

    Each Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. The Funds' non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

    Each Fund may invest in securities of issuers in developing countries. Investors in the Funds should be able to assume the heightened risks and volatility associated with investment in developing countries, including greater risks of expropriation, confiscatory taxation and nationalization and less social, political and economic stability; smaller (and, in many cases, new) markets resulting in price volatility and illiquidity; national policies which may restrict investment opportunities; and the absence of developed legal structures.

    Certain investment practices, such as the use of forward non-U.S. currency exchange contracts, also may entail special risks. See "Risk Considerations" and the Appendix for more information.

                                                               EXPENSE SUMMARY
------------------------------------------------------------------------------

    The following table summarizes estimated shareholder transaction and annual operating expenses for each Fund and for its corresponding Portfolio.* For more information on costs and expenses, see "Management" -- page 15 and "General Information -- Expenses" -- page 20.

                                                      CITISELECT         CITISELECT       CITISELECT       CITISELECT
                                                      FOLIO 200          FOLIO 300        FOLIO 400        FOLIO 500
                                                      ----------         ----------       ----------       ----------
SHAREHOLDER TRANSACTION EXPENSES ..................     None                 None             None             None
ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVERS
  (AS A PERCENTAGE OF NET ASSETS):

Management Fee ....................................    0.75%                0.75%            0.75%            0.75%
12b-1 Fees (including service fees)(1) ............    0.50%                0.50%            0.50%            0.50%
Other Expenses(2) .................................    0.25%                0.25%            0.50%            0.50%
Total Fund Operating Expenses(2) ..................    1.50%                1.50%            1.75%            1.75%

------------------------------------------------------------------------------------------------------------------------

(1) Includes fees for distribution and shareholder servicing.

(2) After reimbursement. Absent reimbursement, "Other Expenses" and "Total Fund Operating Expenses" would have been 1.07% and 2.32% for CitiSelect Folio 200, 1.08% and 2.33% for CitiSelect Folio 300, 2.00% and 3.25% for
    CitiSelect Folio 400 and 2.15% and 3.40% for CitiSelect Folio 500.

 * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. Because the Funds are newly organized, Other Expenses in the table are based on estimated amounts for the current fiscal year. There can be no assurance that the fee waivers reflected in the table will continue. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming, except as otherwise noted, redemption at the end of each period indicated below:

                                                     ONE YEAR   THREE YEARS
------------------------------------------------------------------------------
CITISELECT FOLIO 200 ..............................     $64         $86
CITISELECT FOLIO 300 ..............................     $64         $86
CITISELECT FOLIO 400 ..............................     $67         $93
CITISELECT FOLIO 500 ..............................     $67         $93

The Example assumes a 5% annual return and that all dividends are reinvested and reflects certain voluntary expense reimbursements. If expense reimbursements were not made, the amounts in the example would be $72 and $110 for CitiSelect Folio 200, $72 and $110 for CitiSelect Folio 300, $81 and $136 for CitiSelect Folio 400 and $83 and $140 for CitiSelect Folio 500. Expenses are estimated because the Funds are newly organized. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS OF ANY FUND. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                               CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------------------

    The following table provides condensed financial information about the Funds for the periods indicated. This information is unaudited and should be read in conjunction with the financial statements and notes thereto which are incorporated by reference in the Statement of Additional Information.

                                                  FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                CITISELECT       CITISELECT        CITISELECT        CITISELECT
                                                                FOLIO 200+       FOLIO 300+        FOLIO 400+       FOLIO 500(++)
                                                                ----------       ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $ 10.00           $ 10.00            $ 10.00           $ 10.00
                                                                -------           -------            -------           -------
INCOME FROM OPERATIONS:
Net investment income ........................................     0.12              0.09               0.04              0.02
Net realized and unrealized gain (loss) on investments .......     0.57              0.72               0.85              0.67
                                                                -------           -------            -------           -------
 Total from operations .......................................     0.69              0.81               0.89              0.69
                                                                -------           -------            -------           -------
LESS DISTRIBUTIONS FROM:
Net investment income ........................................    (0.11)            (0.04)               --                --
                                                                -------           -------            -------           -------
Net realized gain on investments .............................      --                --                 --                --
                                                                -------           -------            -------           -------
 Total distributions .........................................    (0.11)            (0.04)               --                --
                                                                -------           -------            -------           -------

Net Asset Value, end of period ...............................  $ 10.58           $ 10.77            $ 10.89           $ 10.69
                                                                =======           =======            =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ....................  $93,966          $176,147            $222,767          $70,941
Ratio of expenses to average net assets (A) ..................    1.50%*            1.50%*              1.75%*           1.75%*
Ratio of net investment income to average net assets .........    2.94%*            2.52%*              1.54%*           1.50%*
Total return .................................................    6.84%**           8.07%**             8.90%**          6.90%**

  Note: If Agents of the Funds and the Agents of Asset Allocation Portfolios had not voluntarily agreed to waive a portion of their fees, the sub-administrator not assumed expenses and had expenses been limited to that required by certain state securities laws, for the periods indicated, the net inve stment income per share and the ratios would have been as follows:

Net investment income per share ..............................  $  0.12           $  0.08             $  0.05          $  0.02
Ratios:
Expenses to average net assets (A) ...........................    2.50%*            2.25%*              1.93%*           2.50%*
Net investment income to average net assets ..................    1.94%*            1.77%*              1.36%*           0.75%*

-----------------------------------------------------------------------------------------------------------------------------------
(A)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.
  +  For the period June 17, 1996 (commencement of operations) to November 30, 1996.
(++) For the period September 3, 1996
     (commencement of operations) to November 30, 1996.
  *  Annualized.
 **  Not annualized.

                                                          INVESTMENT INFORMATION
------------------------------------------------------------------------------

INVESTMENT OBJECTIVES:
    The investment objective of CITISELECT FOLIO 200 is high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation. This Fund invests all of its investable assets in Asset Allocation Portfolio 200.

    The investment objective of CITISELECT FOLIO 300 is high total return over time consistent with a balanced emphasis on income and capital appreciation. This Fund invests all of its investable assets in Asset Allocation Portfolio 300.

    The investment objective of CITISELECT FOLIO 400 is high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes. This Fund invests all of its investable assets in Asset Allocation Portfolio 400.

    The investment objective of CITISELECT FOLIO 500 is highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes. This Fund invests all of its investable assets in Asset Allocation Portfolio 500.

    The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES:

THE FUNDS
    The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement, all determine the appropriate asset allocation and amount of risk that an investor seeks. See "Investment Information" and "Risk Considerations."

CITISELECT FOLIO 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CITISELECT FOLIO 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds, and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

INVESTMENT STRATEGY
    Each Fund is a carefully selected and professionally managed diversified mix of equity, fixed income and money market investments that are structured to achieve certain risk and return objectives. Citibank allocates each Fund's assets among the equity class of investments, the fixed income class of investments and the money market class of investments. In making asset allocations, Citibank considers long-term performance and valuation measures within and between asset classes and the effects of market and economic variables on those relationships. It uses this information to determine the overall mix of each Fund's assets among the three general asset classes. Each Fund's allocation or asset mix is determined by Citibank to be an optimal combination of stocks, bonds and money market instruments that reduces risk and maximizes potential return for that Fund's distinct investment objective.

    The Funds' asset allocations generally correlate to different levels of investment risk and return. Equity securities have the potential to outperform fixed income securities over the long term. Equity securities have the greatest potential for growth of capital, yet are generally the most volatile of the three asset types. Fixed income and money market securities sometimes move in the opposite direction of equity securities and may provide investment balance to a Fund. The risks of each asset class will vary.

    Citibank expects that, in general, each Fund's assets will be allocated among the equity, fixed income and money market classes as provided in the following chart. However, cash flows of a Fund or changes in market valuations could produce different results. Citibank will review each Fund's asset allocation quarterly and expects, in general, to rebalance the Fund's investments, if necessary, at that time. Rebalancing may be accomplished over a period of time and may be limited by tax and regulatory requirements.

                                                ASSET CLASS RANGE
                                   -------------------------------------------
                                                   FIXED          MONEY
                                   EQUITY          INCOME         MARKET
------------------------------------------------------------------------------
CITISELECT FOLIO 200               25-45%          35-55%         10-30%
CITISELECT FOLIO 300               40-60%          35-55%          1-10%
CITISELECT FOLIO 400               55-85%          15-35%          1-10%
CITISELECT FOLIO 500               70-95%           5-20%          1-10%

------------------------------------------------------------------------------

    Each asset class includes other investments described in the Appendix or elsewhere in this Prospectus that are deemed related to the management of that asset class. Percentage ranges shown for the equity and fixed income classes include investment positions that seek equivalent asset class exposure or to enhance income for that asset class. When money market instruments are used in connection with these positions they will be counted towards the assets of the applicable asset class and not towards the money market class.

    Citibank will diversify the equity class of each Fund by allocating the Fund's portfolio of equity securities among large capitalization securities, small capitalization securities and international securities. Citibank will diversify the fixed income class of each Fund by allocating the Fund's portfolio of fixed income securities among U.S. and foreign government and corporate bonds. There is no requirement that Citibank allocate a Fund's assets among all of the foregoing types of equity and fixed income securities at all times. These types of securities have been selected because Citibank believes that this additional level of asset diversification will provide each Fund with the potential for higher returns with lower overall volatility.

    From time to time Citibank may employ Subadvisers to perform the daily management of a particular asset class for the Funds or of specific types of securities within a particular asset class. Citibank will monitor and supervise the activities of the Subadvisers and may terminate the services of any Subadviser at any time. See "Management." In allocating each Fund's investments among various asset classes and in supervising the Subadvisers, Citibank employs a multi-style and multi-manager diversification strategy. Citibank believes that there are periods when securities with particular characteristics, or an investment style, outperform other types of securities in the same asset class. For example, at certain times, equity securities with growth characteristics outperform equities with income characteristics, and vice versa. Citibank will seek to take advantage of this by blending asset classes and investment styles on a complementary basis in an effort to maximize the consistency of returns over longer time periods, and to reduce volatility.

    In supervising the Subadvisers, Citibank will also be taking into account the expertise they have demonstrated in particular areas and the historical results they have achieved within selected asset classes or investment styles. By combining these attributes with selected asset classes and styles, Citibank will seek to increase returns.

    Citibank has delegated the responsibility for the daily management of the following kinds of securities to the following Subadvisers: large capitalization value securities, Miller Anderson & Sherrerd, LLP; small capitalization value securities, Franklin Advisory Services, Inc.; international equity securities, Hotchkis and Wiley; and foreign government securities, Pacific Investment Management Company. Citibank is responsible for the daily management of all other kinds of securities of the Funds, including large capitalization growth securities, small capitalization growth securities, fixed income securities and money market securities.

INITIAL ASSET ALLOCATIONS
    Initially one or more of the Funds may be of such a size that it is not practicable for the Fund to invest in all of the above-mentioned asset classes and types of securities. Until in Citibank's judgment a Fund has sufficient assets to fully employ an investment strategy, Citibank may allocate assets across fewer of the asset classes and fewer of the types of securities identified above than it otherwise would. As a Fund's asset size increases, Citibank will add asset classes and types of securities until the desired asset allocation is reached. There may also be a delay in investing in asset classes or types of securities due to market conditions and availability of suitable investments.

THE EQUITY CLASS
    Equity securities include common stocks, securities convertible into common stocks, preferred stocks, warrants for the purchase of stock and depositary receipts (receipts which represent the right to receive the securities of non-U.S. issuers deposited in a U.S. or correspondent bank). While equity securities historically have experienced a higher level of volatility risk than fixed income securities, they also historically have produced higher levels of total return. Longer term, investors with diversified equity portfolios have a higher probability of achieving their investment goals with lower levels of volatility than those who have not diversified.

    Each Fund will diversify its equity portfolio by investing those assets which are allocated to the equity class among equity securities issued by large capitalization issuers, small capitalization issuers and international issuers. The mix of equity securities will vary from Fund to Fund. For example, the equity class of CitiSelect Folio 400 will emphasize securities of small cap issuers. The equity class of CitiSelect Folio 300 will emphasize securities of large cap and small cap issuers. There is no requirement that each Fund invest in each type of equity security.

LARGE CAP ISSUERS. Large cap issuers are those with market capitalizations typically of $1 billion or more. In the selection of equity securities of large cap issuers, securities issued by established companies with stable operating histories are emphasized.

SMALL CAP ISSUERS. Small cap issuers are those with market capitalizations below the top 1,000 stocks that comprise the large and midrange capitalization sector of the equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. Small cap companies are generally represented in new or rapidly changing industries. They may offer more profit opportunity in growing industries and during certain economic conditions than do large and medium sized companies. However, small cap companies also involve special risks. Often, liquidity and overall business stability of a small cap company may be less than that associated with larger capitalized companies. Small cap stocks frequently involve smaller, rapidly growing companies with high growth rates, negligible dividend yields and extremely high levels of volatility.

INTERNATIONAL ISSUERS. International issuers are those based outside the United States. In the selection of equity securities of international issuers, securities included in the Morgan Stanley Capital International Europe, Australia and Far East Index (called the EAFE Index) are emphasized. The EAFE Index contains approximately 1,100 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In addition, securities of issuers located in emerging markets may be selected. The U.S. investor may benefit from exposure to international equity securities and foreign economies, which may be influenced by distinctly different factors impacting a country's rate of economic growth, interest rate structure, currency, industry and local stock market environment. In addition, investments in the non-U.S. equity markets allow for further diversification as many countries and regions have risk/reward characteristics and market performance that are not highly correlated to each other or to the U.S. market. International investments, however, particularly in emerging countries, are subject to special risks not generally present in domestic equity investments.

    See "Risk Considerations" for certain risks associated with investing in equity securities.

THE FIXED INCOME CLASS
    Fixed income securities include bonds and short-term obligations. Fixed income securities, in general, offer a fixed stream of cash flow and may provide good to moderate relative total return benefits over time. Most bond investments focus on generating income, while the potential for capital appreciation is a secondary objective. The bond markets provide diversification benefits to a holder of equity securities depending upon the characteristics of the bonds comprising the fixed income class of each Fund. The value of fixed income securities generally fluctuates inversely with changes in interest rates, and also fluctuates based on other market and credit factors as well.

    Each Fund will diversify its fixed income portfolio by investing those assets which are allocated to the fixed income class among investment grade corporate debt obligations and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. Investment grade securities are those rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Rating Group or securities which are not rated by these rating agencies, but which Citibank or a Subadviser believes to be of comparable quality. Securities rated Baa or BBB and securities of comparable quality may have speculative characteristics.

    The mix of fixed income securities may vary from Fund to Fund. There is no requirement that each Fund invest in each type of fixed income security. The Funds may invest in securities with all maturities, including long bonds (10+ years), intermediate notes (3 to 10 years) and short-term notes (1 to 3 years).

GOVERNMENT SECURITIES. U.S. Government securities may provide opportunities for income with minimal credit risk. U.S. Treasury securities are considered the safest of all government securities. U.S. Government securities are high quality instruments issued or guaranteed as to principal and interest by the U.S. Government or by an agency or instrumentality of the U.S. Government. Securities issued or guaranteed as to principal and interest by foreign governments or agencies or instrumentalities of foreign governments (which include securities of supranational agencies) also may provide opportunities for income with minimal credit risk. Government securities are, however, not immune from the market risk of principal fluctuation associated with changing interest rates.

CORPORATE BONDS. Investment in bonds of U.S. and foreign corporate issuers may provide relatively higher levels of current income. These bonds are used by U.S. and foreign corporate issuers to borrow money from investors, and may have varying maturities. Corporate bonds have varying degrees of quality and varying degrees of sensitivity to changes in interest rates. The value of these investments fluctuates based on changes in interest rates and in the underlying credit quality of the bond issuers represented in the portfolio.

    See "Risk Considerations" for certain risks associated with investing in fixed income securities.

THE MONEY MARKET CLASS
    Each Fund will invest those assets which are allocated to the money market class in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, commercial paper of U.S. and foreign issuers, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S. banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. These investments provide opportunities for income with low credit risk, and may result in a lower yield than would be available from investments with a lower quality or a longer term.

CERTAIN ADDITIONAL INVESTMENT POLICIES:

FUTURES. Each of the Funds may use financial futures in order to protect the Fund from fluctuations in interest rates (sometimes called "hedging") without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gain. The Funds also may purchase stock index and foreign currency futures in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to enhance potential gain. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. In many cases, the futures contracts that may be purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade. See the Appendix for more information.

TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

OTHER PERMITTED INVESTMENTS. For more information regarding the Funds' permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 21. The Funds will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserve the right to do so.

INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds, including a limitation that each Fund may borrow money from banks in an amount not to exceed 1/3 of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Except as otherwise indicated, the Funds' investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a Fund's securities will not be a violation of policy.

PORTFOLIO TURNOVER. Securities of each Fund will be sold whenever it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The turnover rates for CitiSelect Folio 200 and CitiSelect Folio 300 are not expected to exceed 175% annually; the turnover rates for CitiSelect Folio 400 and CitiSelect Folio 500 are not expected to exceed 100% annually. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

BROKERAGE TRANSACTIONS. In connection with the selection of brokers or dealers for securities transactions for the Funds and the placing of such orders, brokers or dealers may be selected who also provide brokerage and research services to the Funds or the other accounts over which Citibank, the Subadvisers or their affiliates exercise investment discretion. Citibank and the Subadvisers are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Citibank or the applicable Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer.

                                                           RISK CONSIDERATIONS
------------------------------------------------------------------------------

    The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

CHANGES IN NET ASSET VALUE. Each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. This means that an investor's shares may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions. During periods of rising interest rates the value of debt securities generally declines, and during periods of falling rates the value of these securities generally increases. Changes by recognized rating agencies in the rating of any debt security, and actual or perceived changes in an issuer's ability to make principal or interest payments, also affect the value of these investments.

CREDIT RISK OF DEBT SECURITIES. Investors should be aware that securities offering above average yields may at times involve above average risks. Securities rated Baa by Moody's or BBB by S&P and equivalent securities may have speculative characteristics. Adverse economic or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade obligations.

NON-U.S. SECURITIES. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds. Prices at which a Fund may acquire securities may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund.

    Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

    The Funds may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability;
(ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

    Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

    The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratios of the Funds may be higher than those of investment companies investing exclusively in U.S. securities.

SMALL CAP COMPANIES. Investors in the Funds should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile. Shares of the Funds, therefore, may be subject to greater fluctuation in value than shares of an equity fund with more of its investments in securities of larger, more established companies.

INVESTMENT PRACTICES. Certain of the investment practices employed for the Funds may entail certain risks. These risks are in addition to the risks described above and are described in the Appendix. See the Appendix -- Permitted Investments and Investment Practices on page 21.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE. The Funds do not invest directly in securities. Instead, the Funds invest all of their investable assets in their corresponding Portfolios, which are mutual funds having the same investment objectives and policies as the Funds. The Portfolios, in turn, buy, hold and sell securities in accordance with these objectives and policies. Of course, there can be no assurance that the Funds or the Portfolios will achieve their objectives. The Trustees of the Funds believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    Certain investment restrictions of each Portfolio cannot be changed without approval by the investors in that Portfolio. These policies are described in the Statement of Additional Information. When a Fund is asked to vote on matters concerning its Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in its Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor (telephone: (617) 423-1679).

                                                           VALUATION OF SHARES
------------------------------------------------------------------------------

    Net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets of a Fund (including the Fund's interest in its Portfolio), then subtracting the liabilities charged to that Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

    Portfolio securities and other assets are valued primarily on the basis of market quotations, or if quotations are not available, by a method believed to accurately reflect fair value. Non-U.S. securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In light of the non-U.S. nature of some of each Fund's investments, trading may take place in securities held by the Funds on days which are not Business Days and on which it will not be possible to purchase or redeem shares of the Funds.

                                                                     PURCHASES
------------------------------------------------------------------------------

    Shares of the Funds are offered continuously and may be purchased on any Business Day without a sales load at the shares' net value next determined after an order in proper form is received and accepted by the Transfer Agent. Each Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Customers of Citicorp Investment Services (CIS), a Service Agent, will purchase shares through an account with CIS and should contact CIS at 1-800-846-5200 (customers in New York City may call 212-820-2380) for details. Customers of other Service Agents should contact those Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

    The Distributor, at its expense, may from time to time provide promotional incentives to brokers who sell shares of a Fund. In some instances, these incentives may be offered to certain brokers who have sold or may sell significant numbers of shares of a Fund. From time to time the Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and any other sources available to it.

                                                                     EXCHANGES
------------------------------------------------------------------------------

    Shares of each Fund may be exchanged for shares of each other Fund without charge. Shareholders may place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, through their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order in proper form is received by the Transfer Agent. See "Valuation of Shares." Shares of the Funds may be exchanged only after payment in federal funds for the shares has been received by the Transfer Agent. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

                                                                   REDEMPTIONS
------------------------------------------------------------------------------

    Fund shares may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Transfer Agent. Each Service Agent is responsible for the prompt transmission of redemption orders to the Funds on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Investors should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the next Business Day, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value; Valuation of Securities; Additional Purchase and Redemption Information" in the Statement of Additional Information regarding the Funds' right to pay the redemption price in kind with securities (instead of cash).

    Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

                                                     DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------------------------------

    Substantially all of each Fund's net income from dividends and interest is paid to its shareholders of record as a dividend as follows:

    For CITISELECT FOLIO 200, monthly on or about the last day of each MONTH.

    For CITISELECT FOLIO 300, quarterly on or about the last day of each MARCH, JUNE, SEPTEMBER and DECEMBER.

    For CITISELECT FOLIO 400 and CITISELECT FOLIO 500, annually on or about the last day of each DECEMBER.

    Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually, in December. Each Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

    A shareholder may elect to receive dividends and capital gains distributions in either cash or additional shares of the same Fund issued at net asset value.

                                                                    MANAGEMENT
------------------------------------------------------------------------------

        TRUSTEES AND OFFICERS: Each Fund is supervised by the Board of Trustees of Landmark Funds I. The Portfolios are supervised by the Board of Trustees of Asset Allocation Portfolios. In each case, a majority of the Trustees are not affiliated with Citibank. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested Trustees of the Portfolios. More information on the Trustees and officers of the Funds and the Portfolios appears under "Management" in the Statement of Additional Information.

INVESTMENT MANAGER: Each Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $83 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043.

    Subject to policies set by the Trustees, Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. Pursuant to sub-administrative services agreements, the Distributor performs such sub-administrative duties for the Funds as from time to time are agreed upon by Citibank and the Distributor. The Distributor's compensation as sub-administrator is paid by Citibank.

    Lawrence P. Keblusek, U.S. Chief Investment Officer of Citibank, has been the overall portfolio manager of the Funds since their inception and is responsible for determining asset allocations, supervising and monitoring the performance of the Citibank personnel described below who are responsible for the Funds' securities, and supervising and monitoring the performance of the Subadvisers. Mr. Keblusek's investment experience is discussed below.

    The following individuals at Citibank are responsible for daily management of the following kinds of securities of each Fund (and related investments).

LARGE CAPITALIZATION GROWTH SECURITIES
Lawrence P. Keblusek, U.S. Chief Investment Officer, has been responsible for the daily management of large cap growth securities since the Funds' inception. Mr. Keblusek, who has 25 years experience in the investment management industry, was most recently Senior Vice President and Director of Portfolio Management for The Northern Trust Company with responsibility for investment performance in the organization's High Net Worth, Corporate and Institutional and Mutual Fund Group. Earlier in his career, Mr. Keblusek held senior investment positions with Maryland National Bank and the National Bank of Washington.

SMALL CAPITALIZATION GROWTH SECURITIES
David N. Pearl, Vice President, has been responsible for the daily management of small cap growth securities since the Funds' inception. Mr. Pearl is a portfolio manager of U.S. equity assets for institutional clients, and joined Citibank in 1994. Prior to joining Citibank he worked as a portfolio manager at Fleming Capital Management and Bankers Trust Company.

DOMESTIC FIXED INCOME SECURITIES
Mark Lindbloom, Vice President, has been responsible for the daily management of domestic fixed income securities since the Funds' inception. Mr. Lindbloom has more than 12 years of investment management experience. Prior to joining Citibank in 1986, Mr. Lindbloom was a Fixed Income Portfolio Manager with Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

MONEY MARKET SECURITIES
Kevin Kennedy, Vice President, has been responsible for the daily management of money market securities since the Funds' inception. Mr. Kennedy is responsible for managing the Liquidity Management Unit of the U.S. Fixed Income Department of Citibank Global Asset Management. Prior to joining Citibank in March 1993, Mr. Kennedy was with the Metropolitan Life Insurance Company as the Managing Trader of the Treasurer's Division. He was responsible for the management of more than $9 billion in short duration fixed income assets. Mr. Kennedy has more than 15 years of fixed income management experience.

    Citibank has delegated the daily management of the following kinds of securities of each Fund (and related investments) to the following Subadvisers. Citibank pays all Subadviser compensation.

LARGE CAPITALIZATION VALUE SECURITIES
Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania 19428. Miller Anderson has been a registered investment adviser since 1974. Morgan Stanley Asset Management Holdings, Inc., an indirect wholly-owned subsidiary of Morgan Stanley Group Inc., owns 95% of the interests in Miller Anderson. Robert Marcin, CFA, Partner, has been responsible for the daily management of large cap value securities since the Funds' inception. Mr. Marcin has been with Miller Anderson since 1988.

SMALL CAPITALIZATION VALUE SECURITIES
Franklin Advisory Services, Inc., 777 Mariners Island Blvd., San Mateo, California 94404. Franklin Advisory Services, a wholly-owned subsidiary of Franklin Resources, Inc., is a registered investment adviser. William P. Lippman, senior vice president of Franklin Advisory Services or its predecessor since June, 1988, has been responsible for the daily management of small capitalization value securities since the Funds' inception. Prior to joining Franklin Advisory Services, Mr. Lippman was president of L.F.
Rothschild Fund Management, Inc.

INTERNATIONAL EQUITY SECURITIES
Hotchkis and Wiley, 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. Hotchkis and Wiley, a division of Merrill Lynch Asset Management, Inc., is a registered investment adviser. Harry W. Hartford and Sarah H. Ketterer have been responsible for the daily management of international equity securities since the Funds' inception. Mr. Hartford and Ms. Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis and Wiley. Prior to joining Hotchkis and Wiley, Mr. Hartford was with The Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis and Wiley, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

FOREIGN GOVERNMENT SECURITIES
Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, California 92658-9030. PIMCO is a registered investment adviser and is a subsidiary partnership of PIMCO Advisors L.P. A majority interest of PIMCO Advisors L.P. is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company, and PIMCO Partners, L.L.C., a limited liability company controlled by the Managing Directors of PIMCO. Lee R. Thomas, III, Senior International Portfolio Manager, has been responsible for the daily management of foreign government securities since the Funds' inception. He joined PIMCO in 1995. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of the London office.

MANAGEMENT FEES. For its services under the Management Agreements, Citibank receives a fee, which is accrued daily and paid monthly, of 0.75% of each Fund's average daily net assets on an annualized basis for that Fund's then-current fiscal year. This fee is higher than the management fee paid by most mutual funds. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

    For their services to the Funds, Citibank pays the Subadvisers the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages specified below of the aggregate assets of the Funds allocated to the particular Subadviser:

    Miller Anderson & Sherrerd, LLP
        0.625% on first $25 million
        0.375% on next $75 million
        0.250% on next $400 million
        0.20% on assets in excess of $500 million

    Franklin Advisory Services, Inc.
        0.55% on first $250 million
        0.50% on remaining assets

    Hotchkis and Wiley
        0.60% on first $10 million
        0.55% on next $40 million
        0.45% on next $100 million
        0.35% on next $150 million
        0.30% on remaining assets

    PIMCO
        0.35% on first $200 million
        0.30% on remaining assets

BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the investment manager or a Service Agent, the Funds would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian for each Fund. Securities may be held by a sub-custodian bank approved by the Trustees. State Street also provides certain fund accounting services and calculates the daily net asset value for the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

DISTRIBUTION ARRANGEMENTS: The Landmark Funds Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, MA 02116 (telephone: (617) 423-1679), is the distributor of shares of each Fund. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets of each Fund. These fees may be used to make payments to the Distributor for distribution services, and to Service Agents and others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to each Service Plan and the purposes for which the expenditures were made.

    During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan for any Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for each Fund, the Trustees will review the Plan and the expenses for each Fund separately.

                                                                   TAX MATTERS
------------------------------------------------------------------------------

    This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. Each Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce those Funds' dividends.

    Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held.

    Fund distributions will reduce the distributing Fund's net asset value per share. Shareholders who buy shares just before a Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                                                         PERFORMANCE INFORMATION
------------------------------------------------------------------------------

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

    Each Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

    Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of total rate of return quotations for the Funds.

                                                           GENERAL INFORMATION
------------------------------------------------------------------------------

        ORGANIZATION: Each Fund is a series of Landmark Funds I. Landmark Funds I is a Massachusetts business trust which was organized on April 13,1984; it also is an open-end management investment company registered under the 1940 Act. Landmark Funds I currently has five active series.

    Each Fund is a diversified mutual fund. Under the 1940 Act, a diversified mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    Each Portfolio is a series of Asset Allocation Portfolios, a New York trust. The Declaration of Trust of Asset Allocation Portfolios provides that a Fund and other entities investing in a Portfolio are each liable for all obligations of that Portfolio. It is not expected that the liabilities of a Portfolio would ever exceed its assets.

VOTING AND OTHER RIGHTS: Landmark Funds I may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of Landmark Funds I have equal voting rights except that, in matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

    At any meeting of shareholders of any Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

    Each Fund's activities are supervised by Landmark Funds I's Board of Trustees. Because Landmark Funds I is a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.

CERTIFICATES: The Funds' Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in a Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agent and their tax and retirement advisers.

EXPENSES: In addition to amounts payable under its Management Agreement and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

    All fee waivers are voluntary and may be reduced or terminated at any time.

COUNSEL AND INDEPENDENT AUDITORS: Bingham, Dana & Gould LLP, Boston, Massachusetts, is counsel for each Fund. Price Waterhouse LLP, Boston, Massachusetts, serves as independent auditor for each Fund.

                           ------------------------

    The Statement of Additional Information dated the date hereof contains more detailed information about the Funds and the Portfolios, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers and investment manager, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and
(vii) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

                                                                      APPENDIX
------------------------------------------------------------------------------
                                                      PERMITTED INVESTMENTS AND
                                                           INVESTMENT PRACTICES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements in order to earn a return on temporarily available cash. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Fund would not exceed 30% of the Fund's total assets.

    In the event of the bankruptcy of the other party to a securities loan, repurchase agreement or a reverse repurchase agreement, a Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Fund could experience a loss.

RULE 144A SECURITIES. Each Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities," because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

DOLLAR ROLLS. The Funds also may enter into "dollar rolls." A dollar roll is a transaction pursuant to which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which a Fund establishes a segregated account with liquid high grade debt securities equal in value to the securities subject to repurchase by the Fund. The Funds will invest only in covered rolls.

COMMERCIAL PAPER. Each Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

DEPOSITARY RECEIPTS FOR SECURITIES. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for a Fund to make non-U.S. investments. These securities are not usually traded in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, assets of each Fund may be invested in shares of other investment companies. Each Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold securities of non-U.S. issuers.

CURRENCY EXCHANGE CONTRACTS. Forward currency exchange contracts may be entered into for each Fund for the purchase or sale of non-U.S. currency to hedge against adverse rate changes or otherwise to achieve the Fund's investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of non-U.S. issuers that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

SECURITIES RATED Baa OR BBB. Each Fund may purchase securities rated Baa by Moody's or BBB by S&P, which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

ASSET-BACKED SECURITIES. Each Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

    Each Fund also may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies and backed by the full faith and credit of the U.S. Government, including direct pass-through certificates of GNMA, as well as mortgage-backed securities for which principal and interest payments are backed by the credit of particular agencies of the U.S. Government. Mortgage- backed securities are generally backed or collateralized by a pool of mortgages. These securities are sometimes called collateralized mortgage obligations or CMOs.

    Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment, because the underlying mortgages are refinanced to take advantage of the lower rates. Thus the prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid.

FUTURES. Because the value of a futures contract changes based on the price of the underlying security or other asset, futures contracts are commonly referred to as "derivatives." Futures contracts are a generally accepted part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. When a Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater than the amount of a Fund's initial margin deposit. None of the Funds currently intends to enter into a futures contract if, as a result, the initial margin deposits on all of that Fund's futures contracts would exceed approximately 5% of the Fund's net assets. Also, each Fund intends to limit its futures contracts so that the value of the securities covered by its futures contracts would not generally exceed 50% of the Fund's other assets and to segregate sufficient assets to meet its obligations under outstanding futures contracts.

    The ability of a Fund to utilize futures contracts successfully will depend on Citibank's or a Subadviser's ability to predict interest rate, stock price or currency movements, which cannot be assured. In addition to general risks associated with any investment, the use of futures contracts entails the risk that, to the extent Citibank's or the Subadviser's view as to interest rate, stock price or currency movements is incorrect, the use of futures contracts, even for hedging purposes, could result in losses greater than if they had not been used. This could happen, for example, if there is a poor correlation between price movements of futures contracts and price movements in a Fund's related portfolio position. Also, the futures markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. When futures contracts are used for hedging, even if they are successful in minimizing the risk of loss due to a decline in the value of the hedged position, at the same time they limit any potential gain which might result from an increase in value of such position. As noted, each Fund may also enter into transactions in futures contracts for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, a Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be extremely volatile from time to time, which could increase the risks incurred by the Fund in entering into such transactions.

    The use of futures contracts potentially exposes a Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases a Fund's potential for both gain and loss. As noted above, each of the Funds intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund.

OPTIONS. Each Fund may write (sell) covered call and put options and purchase call and put options on securities. A Fund will write options on securities for the purpose of increasing its return on such securities and/or to protect the values of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium.

    By writing a call option on a security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

    Each of the Funds also may purchase options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency. Each Fund also may buy and write options on stock indices.

    Each Fund may purchase and write options to buy or sell interest rate futures contracts and options on stock index futures contracts. Such investment strategies will be used for hedging and non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a Fund in order to protect against declines in values of portfolio securities or against increases in the cost of securities to be acquired. Purchase of options on futures contracts may present less risk in hedging the portfolio of a Fund than the purchase or sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction.

    Each Fund may enter into forward foreign currency contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date at a price set at the time of the contract. A Fund may enter into forward contracts for hedging and non-hedging purposes including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates. Each Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of forward contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

    Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

    Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S.
markets.

    Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

                                                                  STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                               JANUARY 2, 1997


                          CITISELECT(SM) FOLIO 200
                          CITISELECT(SM) FOLIO 300
                          CITISELECT(SM) FOLIO 400
                          CITISELECT(SM) FOLIO 500


    Landmark Funds I (the "Trust") is an investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers shares of CitiSelect(SM) Folio 200, CitiSelect(SM) Folio 300, CitiSelect(SM) Folio 400, and CitiSelect(SM) Folio 500 (collectively, the "Funds"), to which this
Statement of Additional Information relates, as well as shares of one other series. The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. The Trust invests all of the investable assets of the Funds in, respectively, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 (the "Portfolios"), which are separate series of Asset Allocation Portfolios (the "Portfolio Trust"). The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                                                                             PAGE
-----------------                                                                                                             ----
The Trust ..................................................................................................................  B-2
Investment Objectives and Policies .........................................................................................  B-2
Description of Permitted Investments and Investment Practices ..............................................................  B-3
Investment Restrictions ....................................................................................................  B-13
Performance Information and Advertising ....................................................................................  B-14
Determination of Net Asset Value; Valuation of Securities; Additional Redemption Information ...............................  B-15
Management .................................................................................................................  B-16
Portfolio Transactions .....................................................................................................  B-21
Description of Shares, Voting Rights and Liabilities .......................................................................  B-22
Certain Additional Tax Matters .............................................................................................  B-23
Financial Statements .......................................................................................................  B-24


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus, dated January 2, 1997. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by calling 1-800-846-5200 (customers in New York City may call 212-820-2380).


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE TRUST

    Landmark Funds I (the "Trust") is an investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. This Statement of Additional Information relates to four funds offered by the Trust -- CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (collectively, the "Funds").


    The Trust seeks the investment objectives of the Funds by investing all of their investable assets in, respectively, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 (the "Portfolios"). The Portfolios are series of Asset Allocation Portfolios (the "Portfolio Trust") and are open-end, diversified management investment companies. Each Portfolio has the same investment objective and policies as the Fund that invests in it. Because each of the Funds invests through its corresponding Portfolio, all references in this Statement of Additional Information to each Fund include that Fund's corresponding Portfolio, except as otherwise noted. In addition, references to the Trust also include the Portfolio Trust, except as otherwise noted.


    Citibank, N.A. ("Citibank" or the "Manager") is investment adviser and also provides certain administrative services to each of the Portfolios and the Trust. Citibank manages the investments of the Portfolios from day to day in accordance with each Portfolio's investment objective and policies. The selection of investments for the Portfolios and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.


    The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Funds and the Portfolios, respectively. Shares of the Funds are continuously sold by The Landmark Funds Broker-Dealer Services, Inc., the Funds' distributor ("LFBDS" or the "Distributor"). Shares of each Fund are sold at net asset value. LFBDS receives a distribution fee from each Fund pursuant to a Service Plan adopted with respect to shares of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


                    2.  INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of CitiSelect Folio 200 is high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation.

    The investment objective of CitiSelect Folio 300 is high total return over time consistent with a balanced emphasis on income and capital appreciation.

    The investment objective of CitiSelect Folio 400 is high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

    The investment objective of CitiSelect Folio 500 is highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

    The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

    The Prospectus contains a discussion of the various types of securities in which each Fund may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of each Fund.

    The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement all determine the appropriate asset allocation and amount of risk that an investor seeks.

    CitiSelect Folio 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CitiSelect Folio 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CitiSelect Folio 400 and CitiSelect Folio 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds, and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

    The Trust has also adopted the following policies with respect to each Fund's investments in (i) warrants and (ii) securities of issuers with less than three years' continuous operation. The Trust's purchases of warrants for each Fund will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of its net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Any such warrants will be valued at their market value except that warrants which are attached to securities at the time such securities are acquired for a Fund will be deemed to be without value for the purpose of this restriction. The Trust will not invest more than 5% of each Fund's assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

    The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with the investment policies described herein with respect to that Fund. The policies described above and those described below are not fundamental and may be changed without shareholder approval.

      3.  DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

BANK OBLIGATIONS
    Each of the Funds may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

MORTGAGE-BACKED SECURITIES
    Each of the Funds may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

    Each Fund may also invest a portion of its assets in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

    Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.


    Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.


MORTGAGE "DOLLAR ROLL" TRANSACTIONS
    As described in the Prospectus, the Funds may enter into mortgage "dollar roll" transactions pursuant to which they sell mortgage-backed securities for delivery in the future and simultaneously contract to repurchase substantially similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee.

CORPORATE ASSET-BACKED SECURITIES
    Each of the Funds may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

    Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

    Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

RULE 144A SECURITIES
    Consistent with applicable investment restrictions, each of the Funds may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, none of the Funds invests more than 10% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless the Board of Trustees of the Trust determine, based on the trading markets for the specific restricted security, that it is liquid. The Trustees may adopt guidelines and delegate to the Manager or to a Subadviser the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations.

    Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trust's Trustees will carefully monitor each Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

SECURITIES OF NON-U.S. ISSUERS
    Each of the Funds may invest in securities of non-U.S. issuers. Investing in securities of foreign issuers may involve significant risks not present in domestic investments. For example, the value of such securities fluctuates based on the relative strength on the U.S. dollar. In addition, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

    It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payments, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

    Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

    American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

    The Funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS
    Each of the Funds may invest in repurchase agreements collateralized by securities in which that Fund may otherwise invest. Repurchase agreements are agreements by which a Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act repurchase agreements may be considered to be loans by the buyer. A Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although that Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Funds are fully collateralized, with such collateral being marked to market daily.

LENDING OF SECURITIES
    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. A Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of cash collateral or a fee from the borrower in the event the collateral consists of securities. The Fund, would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager or a Subadviser to be of good standing, and when, in the judgment of the Manager or a Subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Manager or a Subadviser determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the respective Fund's total assets.

WHEN-ISSUED SECURITIES
    Each of the Funds may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the applicable Fund would take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with Securities and Exchange Commission policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the respective Fund expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Manager or a Subadviser determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

FOREIGN CURRENCY EXCHANGE TRANSACTIONS
    Because each of the Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds may enter into foreign currency exchange transactions to convert United States currency to foreign currency and foreign currency to United States currency, as well as convert foreign currency to other foreign currencies. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Funds may also enter into foreign currency hedging transactions in an attempt to protect the value of the assets of the respective Fund as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although each Fund's assets are valued daily in terms of U.S. dollars, the Trust does not intend to convert a Fund's holdings of other currencies into U.S. dollars on a daily basis.)

    The Funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

    When a Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    When the Manager or a Subadviser believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Funds do not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates a Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

    The Funds generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, a Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

    It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

    Each of the Funds may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

    The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

    The Funds may write options on non-U.S. currencies for hedging purposes or otherwise to achieve their investment objectives. For example, where a Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund will be offset by the amount of the premium received.

    Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash, short-term money market instruments or high quality debt securities in an account with the custodian in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

    Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

    Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the Manager or a Subadviser. It should also be realized that this method of protecting the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

    Each Fund has established procedures consistent with policies of the Securities and Exchange Commission concerning forward contracts. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund expects to always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk.

OPTIONS
    Each of the Funds may write covered call and put options and purchase call and put options on securities. Call and put options written by a Fund may be covered in the manner set forth below.

    A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. A put option written by a Fund is "covered" if the Fund maintains cash, short term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

    Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

    Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

    Each of the Funds may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

    Each of the Funds may cover call options on stock indices by owning securities whose price changes, in the opinion of the Manager or a Subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. A Fund may cover put options on stock indices by maintaining cash, short-term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

    A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

    Each of the Funds may also purchase put options on stock indices to hedge the Fund's investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

    The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

    Each of the Funds may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.

FUTURES CONTRACTS
    Each of the Funds may enter into interest rate futures contracts, stock index futures contracts and/or foreign currency futures contracts. Such investment strategies will be used for hedging purposes and for nonhedging purposes, subject to applicable law.

    A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

    While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

    A Fund may purchase or sell futures contracts to attempt to protect the Fund from fluctuations in interest rates, or to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses or enhance potential gain, without actually buying or selling debt securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

    Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

    Each of the Funds may purchase and sell foreign currency futures contracts to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

    Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

    Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position.

    In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the debt securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy and sell.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    Investments in futures contracts also entail the risk that if the Manager's or a Subadviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of the Fund's bonds and interest rates decrease instead, part or all of the benefit of the increased value of the Fund's bonds which were hedged will be lost because the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions which will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

    Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on a Fund's hedging strategies.

    CFTC regulations require compliance with certain limitations in order to assure that a Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit a Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish that Fund's non-hedging futures positions would exceed 5% of that Fund's net assets.

    Each Fund will comply with this CFTC requirement, and each Fund currently intends to adhere to the additional policies described below. First, an amount of cash or cash equivalents will be maintained by each Fund in a segregated account with the Fund's custodian so that the amount so segregated, plus the initial margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that a Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by a Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

    The ability of a Fund to engage in futures transactions may be limited by the current federal income tax requirement that less than 30% of a Fund's gross income be derived from the sale or other disposition of stock or securities held for less than three months. In addition, the use of futures contracts may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

OPTIONS ON FUTURES CONTRACTS
    Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

    An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series, (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

    Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

    Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index, underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account with its custodian. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash, short-term money market instruments or high quality debt securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

    Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

                         4.  INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Funds, and the Portfolio Trust, on behalf of the Portfolios, have each adopted the following policies which may not be changed with respect to any Fund or Portfolio without approval by holders of a majority of the outstanding voting securities of that Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    None of the Funds or Portfolios may:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed (nor purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio, taken at market value). It is intended that a Fund or Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or beneficial interests in the Portfolio while effecting an orderly liquidation of portfolio securities.

        (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's or Portfolio's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

        (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund or Portfolio more than 10% of the voting securities of such issuer to be held by the Fund or Portfolio, except that, with respect to each Fund, the applicable Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as those with respect to the Fund (a "Qualifying Portfolio").

        (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund's or Portfolio's total assets more than 5% of the Fund's or Portfolio's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state), except that, with respect to each Fund, the Trust may invest all or substantially all of the Fund's assets in a Qualifying Portfolio.

        (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's or Portfolio's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry.

        (6) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in a Qualifying Portfolio and except in so far as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

        (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (each of the Fund and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio).

        (8) Issue any senior security (as that term is defined in the 1940
    Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options, futures contracts, and options on futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction and except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

NON-FUNDAMENTAL RESTRICTIONS
    Each Fund and each Portfolio does not as a matter of operating policy:

        (i) borrow money for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken at cost) (moreover, the Fund or Portfolio will not purchase any securities for the Fund or Portfolio at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio (taken at market value)),

        (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken at market value),

        (iii) sell any security which the Fund or Portfolio does not own unless by virtue of the ownership of other securities there is at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions (provided that this limitation shall not prevent the Fund or Portfolio from entering into futures contracts or options thereon),

        (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in a Qualifying Portfolio,

        (v) purchase securities issued by any registered investment company, except that all of the assets of the Fund may be invested in a Qualifying Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund or Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or Portfolio (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund or Portfolio (for purposes of this clause (v) securities of non-U.S. banks shall be treated as investment company securities, except that debt securities and non-voting preferred stock of non-U.S. banks are not subject to the 10% limitation described herein),

        (vi) invest more than 15% of the net assets of the Fund or Portfolio in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days, except that all the assets of the Fund may be invested in a Qualifying Portfolio,

        (vii) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or of the Portfolio Trust, or is an officer or director of the Manager, if after the purchase of the securities of such issuer by the Fund or Portfolio, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value,

        (viii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund or Portfolio (taken at market value) is held as collateral for such sales at any one time (the Funds and Portfolios do not presently intend to make such short sales for investment purposes).

    These policies are not fundamental and may be changed by each Fund or Portfolio without the approval of its shareholders or holders of beneficial interests.

PERCENTAGE AND RATING RESTRICTIONS
    If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                 5.  PERFORMANCE INFORMATION AND ADVERTISING


    A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and
(z) subtracting 1 from the result. Total rates of return may also be calculated on investments at net asset value.

    From time to time, advertising and marketing material of any of the Funds may include charts showing the historical performance of hypothetical portfolios comprised of classes of assets similar to those in which the Funds invest. The classes of assets will be represented by the historical performance of specific unmanaged indices. The information contained in such charts should not be viewed as a projection of results of any of the Funds or as the historical performance of any of the Funds. In addition, the past performance illustrated by such charts should not be viewed as a guarantee of future results.


              6.  DETERMINATION OF NET ASSET VALUE; VALUATION OF
                SECURITIES; ADDITIONAL REDEMPTION INFORMATION


    The net asset value of each share of each Fund is determined each day during which the New York Stock Exchange is open for trading ("Business Day"). As of the date of this Statement of Additional Information, such Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of a Fund is made once each day as of the close of regular trading on such Exchange by adding the market value of all securities and other assets of a Fund (including the Fund's interest in its Portfolio), then subtracting the liabilities of that Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.


    For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

    Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption or repurchase price of shares of the Funds, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC"), exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                7.  MANAGEMENT

TRUSTEES
    The Trustees and officers of the Trust and the Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

TRUSTEES OF THE TRUST
H.B. ALVORD (aged 73) -- Treasurer-Tax Collector, County of Los Angeles (retired, March, 1984); Chairman, certain registered investment companies in the 59 Wall Street funds group. His address is 1450 Oleada Road, Pebble Beach, California.


PHILIP W. COOLIDGE* (aged 45) -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).


RILEY C. GILLEY (aged 70) -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (aged 56) -- Professor, Babson College (since September,
1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September,
1993); Consultant to PanAgora Asset Management (since 1994). Her address is 120 Goulding Street, Holliston, Massachusetts.


SUSAN B. KERLEY (aged 45) -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December,
1990). Her address is P.O. Box 9572, New Haven, Connecticut.


C. OSCAR MORONG, JR. (aged 61) -- Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New Jersey.


E. KIRBY WARREN (aged 61) -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978-1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.


WILLIAM S. WOODS, JR. (aged 76) -- Vice President-Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.

TRUSTEES OF THE PORTFOLIO TRUST
ELLIOTT J. BERV (aged 53) -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.


PHILIP W. COOLIDGE* (aged 45) -- President of the Trust and the Portfolio Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).


MARK T. FINN (aged 53) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.


WALTER E. ROBB, III (aged 70) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (corporate financial advisers) (since
1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST
PHILIP W. COOLIDGE* (aged 45) -- President of the Trust and the Portfolio Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

SAMANTHA M. BURGESS* (aged 27) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since November, 1995); Graduate Student, Loyola University (prior to August, 1995).

CHRISTINE A. DRAPEAU* (aged 26) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996); Graduate Student, Bentley College (prior to December, 1994).

JOHN R. ELDER* (aged 48) -- Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer of the Phoenix Family of Mutual Funds, Phoenix Home Life Mutual Insurance Company (1983 to March, 1995).

LINDA T. GIBSON* (aged 31) -- Secretary of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since May, 1992); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since October,
1992); law student, Boston University School of Law (September, 1989 to May,
1992).

JOAN R. GULINELLO* (aged 41) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since October, 1993); Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since October, 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October, 1993).

JAMES E. HOOLAHAN* (aged 49) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI* (aged 32) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group (Cayman), Ltd. (since August, 1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August, 1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, BWI.

MOLLY S. MUGLER* (aged 45) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

KARYN A. NOKE* (aged 25) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group (Cayman), Ltd. (since September, 1996); Assistant Vice President, Signature Financial Group, Inc. (May, 1993 to August, 1996); Student, University of Massachusetts (prior to May, 1993).

SHARON M. WHITSON* (aged 48) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since November, 1992); Associate Trader, Massachusetts Financial Services Company (prior to November, 1992).

JULIE J. WYETZNER* (aged 37) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trust and the Portfolio Trust also hold comparable positions with certain other funds for which The Landmark Funds Broker-Dealer Services, Inc., Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.


    The Trustees of the Trust (with the exception of Mr. Coolidge, who received no remuneration from the Trust or the Portfolio Trust) received the following remuneration from the Trust during its fiscal year ended December 31, 1995:


                                                                                                                  TOTAL
                                                                  PENSION OR                                   COMPENSATION
                                             AGGREGATE            RETIREMENT                                 FROM REGISTRANT
                                           COMPENSATION        BENEFITS ACCRUED       ESTIMATED ANNUAL           AND FUND
                                               FROM            AS PART OF FUND         BENEFITS UPON           COMPLEX PAID
         NAME OF PERSON, POSITION           REGISTRANT             EXPENSES              RETIREMENT          TO TRUSTEES (1)
         ------------------------          ------------        ----------------       ----------------       ---------------
  H.B. Alvord ..........................     $3,198.55               None                   None                $40,000.00
  Riley C. Gilley ......................     $4,352.29               None                   None                $44,000.00
  Diana R. Harrington ..................     $3,921.20               None                   None                $40,000.00
  Susan B. Kerley ......................     $3,921.20               None                   None                $40,000.00
  C. Oscar Morong, Jr. .................     $3,606.47               None                   None                $44,500.00
  Donald B. Otis(2) ....................     $7,758.16               None                   None                $40,000.00
  E. Kirby Warren ......................     $3,606.47               None                   None                $44,500.00
  William S. Woods, Jr. ................     $4,582.57               None                   None                $44,000.00

(1) Information relates to the fiscal year ended December 31, 1995. As of that date, Messrs. Alvord, Coolidge, Gilley, Morong, Otis, Warren and Woods and Mses. Harrington and Kerley were trustees of 16, 32, 15, 16, 11, 16, 15, 15 and 15 funds, respectively, of the Landmark Family of Funds.

(2) Mr. Otis retired as a Trustee as of August 31, 1996.

    As of July 31, 1996 all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank, N.A. or its affiliates as Service Agents of the Fund for the accounts of their respective clients.


    The Declaration of Trust of the Trust and the Portfolio Trust provide that the Trust and the Portfolio Trust, respectively, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or the Portfolio Trust, as the case may be, unless, as to liability to the Trust, the Portfolio Trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or the Portfolio Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or the Portfolio Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER
    Citibank manages the assets of each Portfolio and provides certain administrative services to the Trust and the Portfolio Trust pursuant to separate management agreements (the "Management Agreements"). Subject to such policies as the Board of Trustees of the Portfolio Trust may determine, Citibank manages the securities of each Portfolio and makes investment decisions for each Portfolio. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for each Portfolio. The Management Agreement with the Portfolio Trust provides that Citibank may delegate the daily management of the securities of each Portfolio to one or more Subadvisers. The Management Agreement with the Portfolio Trust will continue in effect until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement with the Trust will continue in effect until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Citibank provides the Trust and the Portfolio Trust with general office facilities and supervises the overall administration of the Trust and the Portfolio Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's or the Portfolio Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust or the Portfolio Trust. Trustees, officers, and investors in the Trust and the Portfolio Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust and the Portfolio Trust.

    Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

    The Prospectus contains a description of the fees payable to Citibank for services under each of the Management Agreements. Citibank, if required by state law, will reimburse the Funds and Portfolios or waive all or a portion of its management fees to the extent that the expenses of a Fund and its corresponding Portfolio exceed the expense limitation prescribed by any state in which that Fund is qualified for offer or sale.

    Pursuant to a sub-administrative services agreement with Citibank, LFBDS performs such sub-administrative duties for the Trust and the Portfolio Trust as from time to time are agreed upon by Citibank and LFBDS. For performing such sub-administrative services, LFBDS receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreements with the Trust and the Portfolio Trust. All such compensation is paid by Citibank.

    Citibank has entered into separate Submanagement Agreements with the Subadvisers listed below for the kinds of assets of each Fund noted opposite the Subadvisers' names. Each Subadviser's compensation is described in the Prospectus and is payable by Citibank.

  LARGE CAP VALUE SECURITIES -- Miller Anderson & Sherrerd, LLP

  SMALL CAP VALUE SECURITIES -- Franklin Advisory Services, Inc.


  INTERNATIONAL EQUITY SECURITIES -- Hotchkis and Wiley


  FOREIGN GOVERNMENT SECURITIES -- Pacific Investment Management Company

    It is the responsibility of the Subadviser to make the day-to-day investment decisions for their allocated assets of the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of Citibank. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds allocated to it and effecting securities transactions concerning those assets.

    Each Submanagement Agreement will continue in effect as to each applicable Portfolio until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust as to that Portfolio or by a vote of a majority of the outstanding voting securities of that Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

    Each Submanagement Agreement provides that the applicable Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Portfolio without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the Portfolio Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the applicable Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.


DISTRIBUTOR
    LFBDS, 6 St. James Avenue, Boston, MA 02116, serves as the Distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust for shares of the Funds (the "Distribution Agreement"). Unless otherwise terminated the Distribution Agreement remains in effect until February 9, 1997, and thereafter will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the particular Fund and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Under a Service Plan for shares of the Funds (the "Service Plan") which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets of each Fund. Such fees may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor and others in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to Service Plan and the purposes for which the expenditures were made.

    The Distribution Agreement obligates the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for the Distribution Agreement for any Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.


    From time to time the Distributor may make payments for distribution out of its past profits or any other sources available to it.


    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of each Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Service Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plan, LFBDS acts as the agent of the Trust in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.


    The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits.

TRANSFER AGENT AND CUSTODIAN
    The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent for each Fund. The Trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. See "Transfer Agent, Custodian and Fund Accountant" in the Prospectus for additional information.

    The Portfolio Trust, on behalf of the Portfolios, has entered into Custodian Agreements with State Street pursuant to which State Street acts as custodian for each Portfolio. The Portfolio Trust, on behalf of the Portfolios, also has entered into Fund Accounting Agreements with State Street pursuant to which State Street provides fund accounting services for each Portfolio. Pursuant to separate Transfer Agency and Service Agreements with the Portfolio Trust, on behalf of the Portfolios, Signature Financial Services, Inc. provides transfer agency services to each Portfolio.

    The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of Signature Financial Services, Inc. is 6 St. James Avenue, Boston, Massachusetts 02116.

AUDITORS
    Price Waterhouse LLP are the independent certified public accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of Price Waterhouse LLP is 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse are the chartered accountants for the Portfolio Trust. The address of Price Waterhouse is Suite 3300, 1 First Canadian Place, Toronto, Ontario M5X 1H7, Canada.

                          8.  PORTFOLIO TRANSACTIONS

    The Trust trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by a portfolio manager who is an employee of Citibank and who is appointed and supervised by its senior officers or by a Subadviser. The portfolio manager or Subadviser may serve other clients of Citibank in a similar capacity.

    In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which the Manager, the Subadvisers or their affiliates exercise investment discretion. The Manager and the Subadvisers are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager or the applicable Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager, the Subadvisers and their affiliates have with respect to accounts over which they exercise investment discretion. The Trustees of the Trust shall periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

    The investment advisory fee that each Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

    In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of Citibank's or a Subadviser's other clients. Investment decisions for each Fund and for Citibank's and the Subadvisers' other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by Citibank or a Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. While there are at present no series of the Trust other than the Funds and Landmark Balanced Fund, the Trust has reserved the right to create and issue additional series and classes of shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.


    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    The Portfolios are series of the Portfolio Trust, which is organized as a New York trust. The Portfolio Trust's Declaration of Trust provides that investors in the Portfolios (e.g., other investment companies (including the corresponding Funds), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolios. However, the risk of any Fund that invests through a Portfolio incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of any Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or withdraw from its investment in the applicable Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in each Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds, although non-U.S. source income earned by each Fund may be subject to non-U.S. withholding or other taxes. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders. The Portfolio Trust believes the Portfolios also will not be required to pay any U.S. federal income or excise taxes on their income.

    The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of shares of a Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) of shares of that Fund or of another Landmark Fund without payment of any additional sales charge.

    Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

    Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

    An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

    Special tax considerations apply with respect to non-U.S. investments of the Funds. Use of non-U.S. currencies for non-hedging purposes may be limited in order to avoid a tax on the Funds. Investment by a Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by a Fund from non-U.S. securities may be subject to non-U.S. income taxes withheld at the source. The United States has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. The Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Funds' effective rate of non-U.S. tax in advance since the amount of the Funds' respective assets to be invested within various countries is not known.

    If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

    The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

                          11.  FINANCIAL STATEMENTS


    The attached unaudited financial information for the Funds and the Portfolios for the period ended November 30, 1996 has been provided by management of the Funds.
                                LANDMARK FUNDS I
                              CITISELECT FOLIO 200
                         PERIOD ENDED NOVEMBER 30, 1996

                      STATEMENT OF ASSETS AND LIABILITIES

                         ASSETS
Investment                                                         $92,394,590
Cash (domestic and foreign)                                               --
Receivable for securities Sold                                            --
Receivable for Capital Stock sold                                    2,020,742
Dividend receivable                                                       --
Interest receivable                                                       --
Other receivable                                                         1,465
Other assets                                                              --
                                                                   -----------
  Total assets                                                      94,416,797
                                                                   -----------

                       LIABILITIES
Payable for Securities Purchased                                          --
Other payables                                                         388,082
Other liabilities                                                       62,220
                                                                   -----------
  Total Liabilities                                                    450,302
                                                                   -----------
  Net Assets                                                        93,966,495
                                                                   -----------

                    CAPITAL SECTION
Paid-in Capital                                                     90,031,458
Undistributed Net Realized gain (loss) on Investments                  136,398
Unrealized appreciation (depreciation) of Investments and
  foreign currency translations                                      3,693,753
Undistributed net Investment Income                                    104,886
                                                                   -----------
  Total Capital                                                    $93,966,495
                                                                   -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 200
                         PERIOD ENDED NOVEMBER 30, 1996

                             STATEMENT OF OPERATIONS
        INVESTMENT INCOME
Interest Income                                                    $  843,408
Dividend Income                                                       137,298
Other Income                                                           52,849
                                                                   ----------
  Total Income                                                      1,033,555
                                                                   ----------

        EXPENSES
Investment advisory fees                                                6,490
Interest expense                                                         --
Other expenses                                                        386,831
                                                                   ----------
  Gross expenses                                                      393,321
Less: Waivers and Subsidies                                           (40,220)
                                                                   ----------
  Net expenses                                                        353,101
                                                                   ----------
  Net investment income                                               680,454
                                                                   ----------

        NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investment transactions                 136,398
Net change in unrealized appreciation/(depreciation)                3,693,751
                                                                   ----------
Net realized and unrealized gain/(loss) on investments              3,830,149
                                                                   ----------
Net Increase/(Decrease) in Net Assets resulting from Operations    $4,510,603
                                                                   ----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 200
                         PERIOD ENDED NOVEMBER 30, 1996

                       STATEMENT OF CHANGES IN NET ASSETS
INCREASE/(DECREASE) IN NET ASSETS FROM:
   OPERATIONS
Net investment income                                               $  680,454
Net realized gain/(loss) on investments                                136,398
Net change in unrealized appreciation/(depreciation)
  of investments                                                     3,693,751
                                                                   -----------
  Net increase/(decrease) in net assets resulting from
    operations                                                       4,510,603
                                                                   -----------

        DISTRIBUTION TO SHAREHOLDERS
Net Investment Income                                                 (575,568)
Capital gains                                                             --
Return of Capital (Income)                                                --
Return of Capital (Capital)                                               --
                                                                   -----------
  Total Distribution to Shareholders                                  (575,568)
                                                                   -----------
        CAPITAL STOCK TRANSACTIONS
Net proceeds from sale of shares                                    93,920,477
Cost of shares repurchased                                          (4,461,440)
Dividend and/or Distribution                                           572,423
                                                                   -----------
                                                                    90,031,460
                                                                   -----------
Net increase/(decrease) in Net Assets                               93,966,495
                                                                   -----------
Net Assets                                                                --
Beginning of Period                                                       --
                                                                   -----------
End of Period                                                      $93,966,495
                                                                   -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 200
                         PERIOD ENDED NOVEMBER 30, 1996

                           MISCELLANEOUS INFORMATION
         SHARES
Prior                                                                    --
Subs                                                                9,272,056
Redemptions                                                          (448,293)
Reinvested                                                             56,120
                                                                  -----------
Current Shares                                                      8,879,883
                                                                  -----------
        UNDISTRIBUTED INCOME
Prior undistributed                                               $      --
Net investment income                                                 680,454
Return of Capital                                                        --
Income Distribution                                                  (575,568)
                                                                  -----------
Current undistributed income                                          104,886
                                                                  -----------
        UNDISTRIBUTED CAPITAL GAIN
Prior undistributed                                                      --
Net Capital Gain/(Loss)                                               136,398
Return of Capital                                                        --
Capital Gain Distribution                                                --
                                                                  -----------
Current undistributed income                                          136,398
                                                                  -----------
Average Net Assets                                                $84,836,443
                                                                  -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 200
                         PERIOD ENDED NOVEMBER 30, 1996

                              FINANCIAL HIGHLIGHTS
Net Asset Value, Beginning of period                                  $10.00
                                                                      ------
Income from Operations
  Net Investment Income                                                 0.08
  Net realized and unrealized gain/(loss) on investments                0.61
                                                                      ------
  Total from operations                                                 0.69
                                                                      ------
Less distribution from:
  Net investment income                                                (0.11)
  Net realized gain on investments                                       --
  Return of Capital                                                      --
                                                                      ------
  Total distributions                                                  (0.11)
                                                                      ------
Net Asset Value, end of period                                        $10.58
                                                                      ------
    Expense Ratio                                                       1.50
                                                                      ------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 300
                         PERIOD ENDED NOVEMBER 30, 1996

                      STATEMENT OF ASSETS AND LIABILITIES

                         ASSETS
Investment                                                        $172,740,021
Cash (domestic and foreign)                                               --
Receivable for securities Sold                                            --
Receivable for Capital Stock sold                                    3,810,135
Dividend receivable                                                       --
Interest receivable                                                       --
Other receivable                                                         4,843
Other assets                                                              --
                                                                  ------------
  Total assets                                                    $176,554,999
                                                                  ------------

                       LIABILITIES
Payable for Securities Purchased                                          --
Other payables                                                         274,388
Other liabilities                                                      133,540
                                                                  ------------
  Total Liabilities                                                    407,928
                                                                  ------------
  Net Assets                                                       176,147,071
                                                                  ------------

                    CAPITAL SECTION
Paid-in Capital                                                    165,922,027
Undistributed Net Realized gain (loss) on Investments                  316,320
Unrealized appreciation (depreciation) of Investments and
  foreign currency translations                                      9,145,859
Undistributed net Investment Income                                    762,865
                                                                  ------------
  Total Capital                                                   $176,147,071
                                                                  ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 300
                         PERIOD ENDED NOVEMBER 30, 1996

                             STATEMENT OF OPERATIONS
        INVESTMENT INCOME
Interest Income                                                   $ 1,356,564
Dividend Income                                                       404,795
Other Income                                                           76,286
                                                                  -----------
  Total Income                                                      1,837,645
                                                                  -----------

        EXPENSES
Investment advisory fees                                               44,878
Interest expense                                                         --
Other expenses                                                        686,097
                                                                  -----------
  Gross expenses                                                      730,975
Less: Waivers and Subsidies                                           (38,256)
                                                                  -----------
  Net expenses                                                        692,719
                                                                  -----------
  Net investment income                                             1,144,926
                                                                  -----------

        NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investment transactions                 316,320
Net change in unrealized appreciation/(depreciation)                9,145,858
                                                                  -----------
Net realized and unrealized gain/(loss) on investments              9,462,178
                                                                  -----------
Net Increase/(Decrease) in Net Assets resulting from Operations   $10,607,104
                                                                  -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 300
                         PERIOD ENDED NOVEMBER 30, 1996

                       STATEMENT OF CHANGES IN NET ASSETS
INCREASE/(DECREASE) IN NET ASSETS FROM:
   OPERATIONS
Net investment income                                             $  1,144,926
Net realized gain/(loss) on investments                                316,320
Net change in unrealized appreciation/(depreciation)
  of investments                                                     9,145,858
                                                                  ------------
  Net increase/(decrease) in net assets resulting from
    operations                                                      10,607,104
                                                                  ------------

        DISTRIBUTION TO SHAREHOLDERS
Net Investment Income                                                 (382,061)
Capital gains                                                             --
Return of Capital (Income)                                                --
Return of Capital (Capital)                                               --
                                                                  ------------
  Total Distribution to Shareholders                                  (382,061)
                                                                  ------------
        CAPITAL STOCK TRANSACTIONS
Net proceeds from sale of shares                                   171,987,007
Cost of shares repurchased                                          (6,447,040)
Dividend and/or Distribution                                           382,061
                                                                  ------------
                                                                   165,922,028
                                                                  ------------
Net increase/(decrease) in Net Assets                              176,147,071
                                                                  ------------
Net Assets                                                                --
Beginning of Period                                                       --
                                                                  ------------
End of Period                                                     $176,147,071
                                                                  ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 300
                         PERIOD ENDED NOVEMBER 30, 1996

                           MISCELLANEOUS INFORMATION
         SHARES
Prior                                                                   --
Subs                                                               16,955,478
Redemptions                                                          (636,863)
Reinvested                                                             37,347
                                                                 ------------
Current Shares                                                     16,355,962
                                                                 ------------
        UNDISTRIBUTED INCOME
Prior undistributed                                              $      --
Net investment income                                               1,144,926
Return of Capital                                                       --
Income Distribution                                                  (382,061)
                                                                 ------------
Current undistributed income                                          762,865
                                                                 ------------
        UNDISTRIBUTED CAPITAL GAIN
Prior undistributed                                                     --
Net Capital Gain/(Loss)                                               316,320
Return of Capital                                                       --
Capital Gain Distribution                                               --
                                                                 ------------
Current undistributed income                                          316,320
                                                                 ------------
Average Net Assets                                               $100,768,073
                                                                 ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 300
                         PERIOD ENDED NOVEMBER 30, 1996

                              FINANCIAL HIGHLIGHTS
Net Asset Value, Beginning of period                                  $10.00
                                                                      ------
Income from Operations
  Net Investment Income                                                 0.07
  Net realized and unrealized gain/(loss) on investments                0.78
                                                                      ------
  Total from operations                                                 0.85
                                                                      ------
Less distribution from:
  Net investment income                                                (0.08)
  Net realized gain on investments                                       --
  Return of Capital                                                      --
                                                                      ------
  Total distributions                                                  (0.08)
                                                                      ------
Net Asset Value, end of period                                        $10.77
                                                                      ------
    Expense Ratio                                                       1.50
                                                                      ------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 400
                         PERIOD ENDED NOVEMBER 30, 1996

                      STATEMENT OF ASSETS AND LIABILITIES

                         ASSETS
Investment                                                        $216,004,351
Cash (domestic and foreign)                                               --
Receivable for securities Sold                                            --
Receivable for Capital Stock sold                                    7,440,623
Dividend receivable                                                       --
Interest receivable                                                       --
Other receivable                                                        12,097
Other assets                                                              --
                                                                  ------------
  Total assets                                                    $223,457,071
                                                                  ------------

                       LIABILITIES
Payable for Securities Purchased                                          --
Other payables                                                         396,327
Other liabilities                                                      293,287
                                                                  ------------
  Total Liabilities                                                    689,614
                                                                  ------------
  Net Assets                                                       222,767,457
                                                                  ------------

                    CAPITAL SECTION
Paid-in Capital                                                    207,535,166
Undistributed Net Realized gain (loss) on Investments                  616,369
Unrealized appreciation (depreciation) of Investments and
  foreign currency translations                                     13,710,783
Undistributed net Investment Income                                    905,138
                                                                  ------------
  Total Capital                                                   $222,767,456
                                                                  ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 400
                         PERIOD ENDED NOVEMBER 30, 1996

                             STATEMENT OF OPERATIONS
        INVESTMENT INCOME
Interest Income                                                   $ 1,057,158
Dividend Income                                                       775,386
Other Income                                                          113,755
                                                                  -----------
  Total Income                                                      1,946,299
                                                                  -----------

        EXPENSES
Investment advisory fees                                               15,216
Interest expense                                                         --
Other expenses                                                      1,083,828
                                                                  -----------
  Gross expenses                                                    1,099,044
Less: Waivers and Subsidies                                           (57,883)
                                                                  -----------
  Net expenses                                                      1,041,161
                                                                  -----------
  Net investment income                                               905,138
                                                                  -----------

        NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investment transactions                 616,369
Net change in unrealized appreciation/(depreciation)               13,710,783
                                                                  -----------
Net realized and unrealized gain/(loss) on investments             14,327,152
                                                                  -----------
Net Increase/(Decrease) in Net Assets resulting from Operations    $15,232,290
                                                                  -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 400
                         PERIOD ENDED NOVEMBER 30, 1996

                       STATEMENT OF CHANGES IN NET ASSETS
INCREASE/(DECREASE) IN NET ASSETS FROM:
  OPERATIONS
Net investment income                                             $    905,138
Net realized gain/(loss) on investments                                616,369
Net change in unrealized appreciation/(depreciation)
  of investments                                                     13,710,783
                                                                  ------------
  Net increase/(decrease) in net assets resulting from
    operations                                                      15,232,290
                                                                  ------------

        DISTRIBUTION TO SHAREHOLDERS
Net Investment Income                                                   --
Capital gains                                                           --
Return of Capital (Income)                                              --
Return of Capital (Capital)                                             --
                                                                  ------------
  Total Distribution to Shareholders                                    --
                                                                  ------------
        CAPITAL STOCK TRANSACTIONS
Net proceeds from sale of shares                                   218,740,237
Cost of shares repurchased                                         (11,205,071)
Dividend and/or Distribution                                            --
                                                                  ------------
                                                                   207,535,166
                                                                  ------------
Net increase/(decrease) in Net Assets                              222,767,456
                                                                  ------------
Net Assets                                                              --
Beginning of Period                                                     --
                                                                  ------------
End of Period                                                     $222,767,456
                                                                  ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 400
                         PERIOD ENDED NOVEMBER 30, 1996

                           MISCELLANEOUS INFORMATION
        SHARES
Prior                                                                   --
Subs                                                               21,578,549
Redemptions                                                        (1,123,825)
Reinvested                                                              --
                                                                 ------------
Current Shares                                                     20,454,724
                                                                 ------------
        UNDISTRIBUTED INCOME
Prior undistributed                                              $      --
Net investment income                                                 905,138
Return of Capital                                                       --
Income Distribution                                                     --
                                                                 ------------
Current undistributed income                                          905,138
                                                                 ------------
        UNDISTRIBUTED CAPITAL GAIN
Prior undistributed                                                     --
Net Capital Gain/(Loss)                                               616,369
Return of Capital                                                       --
Capital Gain Distribution                                               --
                                                                 ------------
Current undistributed income                                          616,369
                                                                 ------------
Average Net Assets                                               $129,969,863
                                                                 ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 400
                         PERIOD ENDED NOVEMBER 30, 1996

                              FINANCIAL HIGHLIGHTS
Net Asset Value, Beginning of period                                  $10.00
                                                                      ------
Income from Operations
  Net Investment Income                                                 0.05
  Net realized and unrealized gain/(loss) on investments                0.84
                                                                      ------
  Total from operations                                                 0.89
                                                                      ------
Less distribution from:
  Net investment income                                                  --
  Net realized gain on investments                                       --
  Return of Capital                                                      --
                                                                      ------
  Total distributions                                                    --
                                                                      ------
Net Asset Value, end of period                                        $10.89
                                                                      ------
    Expense Ratio                                                       1.75
                                                                      ------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 500
                         PERIOD ENDED NOVEMBER 30, 1996

                      STATEMENT OF ASSETS AND LIABILITIES

                         ASSETS
Investment                                                        $ 69,097,665
Cash (domestic and foreign)                                               --
Receivable for securities Sold                                            --
Receivable for Capital Stock sold                                    2,021,909
Dividend receivable                                                       --
Interest receivable                                                       --
Other receivable                                                         4,093
Other assets                                                              --
                                                                  ------------
  Total assets                                                    $ 71,123,667
                                                                  ------------

                       LIABILITIES
Payable for Securities Purchased                                          --
Other payables                                                         115,194
Other liabilities                                                       67,496
                                                                  ------------
  Total Liabilities                                                    182,690
                                                                  ------------
  Net Assets                                                        70,940,977
                                                                  ------------

                    CAPITAL SECTION
Paid-in Capital                                                     67,839,050
Undistributed Net Realized gain (loss) on Investments                     (811)
Unrealized appreciation (depreciation) of Investments and
  foreign currency translations                                      2,949,783
Undistributed net Investment Income                                    152,955
                                                                  ------------
  Total Capital                                                   $ 70,940,977
                                                                  ------------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 500
                         PERIOD ENDED NOVEMBER 30, 1996

                             STATEMENT OF OPERATIONS
        INVESTMENT INCOME
Interest Income                                                    $  147,457
Dividend Income                                                       192,071
Other Income                                                             -
                                                                   ----------
  Total Income                                                        339,528
                                                                   ----------

        EXPENSES
Investment advisory fees                                                4,707
Interest expense                                                         --
Other expenses                                                        191,789
                                                                   ----------
  Gross expenses                                                      196,496
Less: Waivers and Subsidies                                            (9,923)
                                                                   ----------
  Net expenses                                                        186,573
                                                                   ----------
  Net investment income                                               152,955
                                                                   ----------

        NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investment transactions                    (811)
Net change in unrealized appreciation/(depreciation)                2,949,783
                                                                   ----------
Net realized and unrealized gain/(loss) on investments              2,948,972
                                                                   ----------
Net Increase/(Decrease) in Net Assets resulting from Operations    $3,101,927
                                                                   ----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 500
                         PERIOD ENDED NOVEMBER 30, 1996

                       STATEMENT OF CHANGES IN NET ASSETS
INCREASE/(DECREASE) IN NET ASSETS FROM:
   OPERATIONS
Net investment income                                              $   152,955
Net realized gain/(loss) on investments                                   (811)
Net change in unrealized appreciation/(depreciation)
  of investments                                                     2,949,783
                                                                   -----------
  Net increase/(decrease) in net assets resulting from
    operations                                                       3,101,927
                                                                   -----------

DISTRIBUTION TO SHAREHOLDERS
Net Investment Income                                                   --
Capital gains                                                           --
Return of Capital (Income)                                              --
Return of Capital (Capital)                                             --
                                                                   -----------
  Total Distribution to Shareholders                                    --
                                                                   -----------
CAPITAL STOCK TRANSACTIONS
Net proceeds from sale of shares                                    69,704,929
Cost of shares repurchased                                          (1,865,879)
Dividend and/or Distribution                                            --
                                                                   -----------
                                                                    67,839,050
                                                                   -----------
Net increase/(decrease) in Net Assets                               70,940,977
                                                                   -----------
Net Assets                                                              --
Beginning of Period                                                     --
                                                                   -----------
End of Period                                                      $70,940,977
                                                                   -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 500
                         PERIOD ENDED NOVEMBER 30, 1996

                           MISCELLANEOUS INFORMATION
         SHARES
Prior                                                                   --
Subs                                                                6,816,811
Redemptions                                                          (180,863)
Reinvested                                                              --
                                                                  -----------
Current Shares                                                      6,635,948
                                                                  -----------
        UNDISTRIBUTED INCOME
Prior undistributed                                               $    --
Net investment income                                                 152,955
Return of Capital                                                      --
Income Distribution                                                    --
                                                                  -----------
Current undistributed income                                          152,955
                                                                  -----------
        UNDISTRIBUTED CAPITAL GAIN
Prior undistributed                                                     --
Net Capital Gain/(Loss)                                                  (811)
Return of Capital                                                       --
Capital Gain Distribution                                               --
                                                                  -----------
Current undistributed income                                             (811)
                                                                  -----------
Average Net Assets                                                $42,726,860
                                                                  -----------

                                LANDMARK FUNDS I
                              CITISELECT FOLIO 500
                         PERIOD ENDED NOVEMBER 30, 1996

                              FINANCIAL HIGHLIGHTS
Net Asset Value, Beginning of period                                  $10.00
                                                                      ------
Income from Operations
  Net Investment Income                                                 0.02
  Net realized and unrealized gain/(loss) on investments                0.67
                                                                      ------
  Total from operations                                                 0.69
                                                                      ------
Less distribution from:
  Net investment income                                                  --
  Net realized gain on investments                                       --
  Return of Capital                                                      --
                                                                      ------
  Total distributions                                                    --
                                                                      ------
Net Asset Value, end of period                                        $10.69
                                                                      ------
    Expense Ratio                                                       1.75
                                                                      ------

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements Included in Part A:
                  (i)CitiSelectSM Folio 200
                           Condensed Financial Information - Financial
                             Highlights for the period from June 17, 1996
                             (commencement of operations) to November 30, 1996.
                  (ii)CitiSelectSM Folio 300
                           Condensed Financial Information - Financial
                             Highlights for the period from June 17, 1996
                             (commencement of operations) to November 30, 1996.
                  (iii)CitiSelectSM Folio 400
                           Condensed Financial Information - Financial
                             Highlights for the period from June 17, 1996
                             (commencement of operations) to November 30, 1996.
                  (iv)CitiSelectSM Folio 500
                           Condensed Financial Information - Financial
                             Highlights for the period from September 3, 1996 (commencement of operations) to November 30, 1996.

                  Financial Statements Included in Part B:
                  (i)CitiSelectSM Folio 200
                         Statement of Assets and Liabilities at
                           November 30, 1996
                         Statement of Operations for the period from June 17,
                           1996 (commencement of operations) to November 30,
                           1996
                         Statement of Changes in Net Assets for the period from
                           June 17, 1996 (commencement of operations) to November 30, 1996
                         Financial Highlights for the period from June 17, 1996
                           (commencement of operations) to November 30, 1996
                  (ii)CitiSelectSM Folio 300
                         Statement of Assets and Liabilities at
                           November 30, 1996
                         Statement of Operations for the period from June 17,
                           1996 (commencement of operations) to November 30,
                           1996
                         Statement of Changes in Net Assets for the period from
                           June 17, 1996 (commencement of operations) to November 30, 1996
                         Financial Highlights for the period from June 17, 1996
                           (commencement of operations) to November 30, 1996
                  (iii)CitiSelectSM Folio 400
                         Statement of Assets and Liabilities at
                           November 30, 1996
                         Statement of Operations for the period from June 17,
                           1996 (commencement of operations) to November 30,
                           1996
                         Statement of Changes in Net Assets for the period from
                           June 17, 1996 (commencement of operations) to November 30, 1996
                         Financial Highlights for the period from June 17, 1996
                           (commencement of operations) to November 30, 1996
                  (iv)CitiSelectSM Folio 500
                         Statement of Assets and Liabilities at
                           November 30, 1996
                         Statement of Operations for the period from September
                           3, 1996 (commencement of operations) to November 30, 1996
                         Statement of Changes in Net Assets for the period from
                           September 3, 1996 (commencement of operations) to November 30, 1996
                         Financial Highlights for the period from September 3,
                           1996 (commencement of operations) to November 30,
                           1996


         (b)      Exhibits
              ********     1     Amended and Restated Declaration of Trust of
                                 the Registrant


                     *     2(a)  Amended and Restated By-Laws of the Registrant

                  ****     2(b)   Amendment to Amended and Restated By-Laws of
                                  the Registrant

                 *****     5(a)   Form of Management Agreement between Asset
                                  Allocation Portfolios and Citibank, N.A., as investment manager and administrator

                *****,     5(b)   Forms of Sub Management Agreements

                ******

               *******     6(a)   Form of Amended and Restated Distribution
                                  Agreement, with respect to Class A Shares, between the Registrant and The Landmark Funds
                                  Broker-Dealer Services, Inc. ("LFBDS"), as distributor

              ********     7      Form of Custodian Agreement between the
                                  Registrant, on behalf of the Funds, and State
                                  Street Bank and Trust Company, as custodian

                 *****     9(a)   Form of Management Agreement between the
                                  Registrant and Citibank, N.A., as
                                  administrator

                     *     9(b)   Form of Transfer Agency and Service Agreement
                                  between the Registrant and State Street Bank and Trust Company, as transfer agent

               *******     15(a)  Form of Amended and Restated Service Plan of
                                  the Registrant with respect to Class A Shares
                                  25(a)

                                  Powers of Attorney for the Registrant

              ********    25(b)   Powers of Attorney for Asset Allocation
                                  Portfolios

                           27     Financial Data Schedule
---------------------
            * Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on March 2, 1992.

           ** Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 13, 1993.

          *** Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1993.

         **** Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 14, 1994.

        ***** Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 15, 1995.

       ****** Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 16, 1996.

      ******* Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on May 10, 1996.

     ******** Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.


Item 25.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 26.  Number of Holders of Securities.

                  Title of Class                  Number of Record Holders

          Shares of Beneficial Interest           As of November 22, 1996
               (without par value)

CitiSelectSM Folio 200                                     2,802
CitiSelectSM Folio 300                                     7,176
CitiSelectSM Folio 400                                    10,457
CitiSelectSM Folio 500                                     3,499


Item 27.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and LFBDS, filed as Exhibits to Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Advisers.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income Fund), Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio) and Variable Annuity Portfolios (CitiSelectSM VIP Folio 200, CitiSelectSM VIP Folio 300, CitiSelectSM VIP Folio 400, CitiSelectSM VIP Folio 500 and Landmark Small Cap Equity VIP Fund). As of December 31, 1995, Citibank and its affiliates managed assets in excess of $83 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are
D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, The Boeing Company, Seattle, Washington; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway                Director, Exxon Corporation
                                 Director, General Electric Company
                                 Director, Pepsico, Inc.

Colby H. Chandler                Director, Digital Equipment Corporation
                                 Director, Ford Motor Company
                                 Director, J.C. Penney Company, Inc.

Paul J. Collins                  Director, Kimberly-Clark Corporation

Kenneth T. Derr                  Director, American Telephone and Telegraph, Co.
                                 Director, Chevron Corporation
                                 Director, Potlatch Corporation

H.J. Haynes                      Director, Bechtel Group, Inc.
                                 Director, Boeing Company
                                 Director, Fremont Group, Inc.
                                 Director, Hewlett-Packard Company
                                 Director, Paccar Inc.
                                 Director, Saudi Arabian Oil Company

John S. Reed                     Director, Monsanto Company
                                 Director, Philip Morris Companies
                                   Incorporated
                                 Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes                Director, Private Export Funding
                                   Corporation

Rozanne L. Ridgway               Director, 3M
                                 Director, Bell Atlantic Corporation
                                 Director, Boeing Company
                                 Director, Emerson Electric Company
                                 Member-International Advisory Board,
                                 New Perspective Fund, Inc.
                                 Director, RJR Nabisco, Inc.
                                 Director, Sara Lee Corporation
                                 Director, Union Carbide Corporation

H. Onno Ruding                   Member, Board of Supervisory Directors,
                                   Amsterdam Trustee's Kantoor
                                 Board Member, Corning, Incorporated
                                 Advisor, Intercena (C&A) (Netherlands)
                                 Member, Board of Supervisory Directors,
                                 Pechiney Nederland N.V.
                                 Member, Board of Advisers, Robeco N.V.
                                 Advisory Director, Unilever N.V.
                                 Advisory Director, Unilever PLC

Robert B. Shapiro                Director, G.D. Searle & Co.
                                 Director, Silicon Graphics
                                 Director, Monsanto Company
                                 Director, The Nutrasweet Company

Frank A. Shrontz                 Director, 3M
                                 Director, Baseball of Seattle, Inc.
                                 Director, Boeing Company
                                 Director, Boise Cascade Corp.

Roger B. Smith                   Director, International Paper Company
                                 Director, Johnson & Johnson
                                 Director, Pepsico, Inc.

Franklin A. Thomas               Director, Aluminum Company of America
                                 Director, American Telephone and Telegraph, Co.
                                 Director, Cummins Engine Company, Inc.
                                 Director, Pepsico, Inc.

Edgar S. Woolard, Jr.            Director, E.I. DuPont De Nemours & Company

         Franklin Advisory Services, Inc. ("Franklin"), a sub-adviser of the Registrant, maintains its principal office at 777 Mariners Island Blvd., San Mateo, California 94404. Franklin, a California corporation incorporated in 1985, is a registered investment adviser under the Investment Company Act of 1940 and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

         William P. Lippman has been senior vice president of Franklin since June, 1988. Prior to joining Franklin, Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. He is president and director of Franklin Managed Trust, which includes Franklin Rising Dividends Fund, Franklin Corporate Qualified Dividend Fund, Franklin Investment Grade Income Fund and Franklin MicroCap Value Fund. Mr. Lippman also manages Franklin Balance Sheet Investment Fund and the Franklin Valuemark Rising Dividends Fund.

         Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:

Name:                                Affiliations:

Charles Bartlett Johnson             President and Director, Franklin Resources, Inc.
     Chairman of the Board           Director, Templeton Worldwide, Inc.
                                     Chairman of Board, Franklin/Templeton Distributors, Inc.
                                     Director, Franklin Management, Inc.
                                     Director, Franklin Institutional Services Corporation
                                     Director, Franklin Templeton Trust Company
                                     Director, Franklin/Templeton Investor Services, Inc.
                                     Director, Property Resources, Inc.
                                     Director, Franklin Bank
                                     Director, Franklin Capital Corporation
                                     Director, FCC Receivables Corporation
                                     President and Chairman of Board, Franklin/
                                       Templeton Travel, Inc.
                                     Director, F.S. Capital Group
                                     Director, F.S. Properties
                                     Director, Franklin Agency, Inc.
                                     Director, Templeton Global Investors, Inc.
                                     President and Chairman of Board, T.G.H. Holdings, Ltd.
                                     Director, Templeton, Galbraith & Hansberger Ltd.
                                     Chairman of Board, Franklin Asset Management Systems (1982-95)
                                     President & Director, Franklin Energy Corporation (1983-95)

Rupert Harris Johnson, Jr.           Executive Vice President and Director, Franklin Resources, Inc.
     President and Director          Director, Templeton Worldwide, Inc.
                                     Executive Vice President and Director, Franklin/Templeton
                                       Distributors, Inc.
                                     Chairman of Board, Franklin Management, Inc.
                                     Chairman of Board, Franklin Institutional Services
                                       Corporation
                                     Executive Vice President, Senior Investment Officer and
                                       Director, Franklin Templeton Trust Company
                                     Director, Franklin/Templeton Investor Services, Inc.
                                     Director, Property Resources, Inc.
                                     Director, Franklin Properties, Inc.
                                     Director, Franklin Real Estate Management, Inc.
                                     Director, Franklin Bank
                                     Director, Franklin Capital Corporation
                                     Director, FCC Receivables Corporation
                                     Executive Vice President and Director, Franklin/Templeton
                                       Travel, Inc.
                                     Director, Franklin Agency, Inc.
                                     Director, Templeton Global Investors
                                     President, Templeton International, Inc.
                                       Vice President and Director, Franklin Asset Management Systems
                                       (1982-95)
                                     Director, Franklin Energy Corporation (1983-95)

Harmon Evan Burns                    Executive Vice President - Legal and Secretary, Franklin
     Executive Vice President          Resources, Inc.
                                     Director, Templeton Worldwide, Inc.
                                     Executive Vice President and Director, Franklin/
                                     Templeton Distributors, Inc.
                                     Secretary, Franklin Management, Inc. (1980-93)
                                     Director, Franklin/Templeton Investor Services, Inc.
                                     Director, Franklin Institutional Services Corporation
                                     Director, Franklin Templeton Trust Company
                                     Director, Franklin Properties, Inc.
                                     Director, Franklin Real Estate Management, Inc.
                                     Director, Franklin Bank
                                     Director, Franklin Capital Corporation
                                     Director, FCC Receivables Corporation
                                     Executive Vice President and Director, Franklin/
                                       Templeton Travel, Inc.
                                     Director, F.S. Capital Group
                                     Director, F.S. Properties
                                     Secretary, Franklin Agency, Inc.
                                     Director, Templeton Global Investors, Inc.
                                     Executive Vice President and Director, Templeton/
                                       Franklin Investment Services, Inc.
                                     Secretary and Treasurer, Franklin Asset Management Systems
                                       (1982-95)
                                     Executive Vice President, Franklin Energy Corporation (1983-95)

Kenneth Vernon Domingues             Senior Vice President, Franklin Resources, Inc.
     Senior Vice President           Senior Vice President, Franklin/Templeton
                                       Distributors, Inc.
                                     Director, F.S. Capital Group
                                     Director, F.S. Properties
                                     Treasurer, Franklin Asset Management Systems (1989-95)
                                     Treasurer, Franklin Management, Inc. (1987-93)
                                     Treasurer, Franklin Institutional Services Corporation (1991-93)
                                     Treasurer, Franklin Trust Company (1989-93)

Martin Lawrence Flanagan             Senior Vice President, Chief Financial Officer and Treasurer,
     Senior Vice President and         Franklin Resources, Inc.
     Treasurer                         Executive Vice President and Director,
                                       Templeton Worldwide, Inc.
                                     Treasurer, Franklin Management, Inc.
                                     Senior Vice President and Treasurer, Franklin
                                       Institutional Services Corporation
                                     Treasurer, Franklin Templeton Trust Company
                                     Senior Vice President, Franklin/Templeton Investor
                                       Services, Inc.
                                     Vice President and Chief Financial Officer, Property
                                       Resources, Inc.
                                     Vice President and Chief Financial Officer, Franklin
                                       Properties, Inc.
                                     Vice President and Chief Financial Officer, Franklin
                                     Real Estate Management, Inc.
                                     Treasurer, Franklin Capital Corporation
                                     President, FCC Receivables Corporation
                                     Vice President and Treasurer, Franklin/Templeton
                                       Travel, Inc.
                                     Senior Vice President, Franklin Agency, Inc.
                                     President, Chief Executive Officer and Chairman of
                                       Board, Templeton Global Investors, Inc.
                                     Executive Vice President, Chief Operating Officer
                                       and Director, Templeton International, Inc.
                                     Director, Templeton Quantitative Advisors, Inc.
                                     Director, Templeton/Franklin Investment Services, Inc.
                                     Director, Templeton Funds Trust Company
                                     Director and Treasurer, Templeton Funds Annuity
                                       Company
                                     Executive Vice President, Chief Operating Officer and Director,
                                       Templeton Investment Counsel, Inc.
                                     Director, Templeton Management Ltd.
                                     Director, Templeton Investment Management (Hong
                                       Kong), Ltd.
                                     Director, Templeton Investment Management (Singapore) Plc. Ltd.
                                     Managing Director, Templeton Global Investors, Ltd.
                                     Chairman of Board, Templeton Global Strategic Services, S.A.
                                     Director, Templeton Management (Lux) S.A.
                                     Executive Vice President, Chief Operating Officer and Director,
                                     T.G.H. Holdings, Ltd.
                                     Director, Templeton Heritage, LTD.
                                     Director, Templeton Investment Management, Ltd.
                                     Director, Templeton Unit Trust Managers, Ltd.
                                     Director, Templeton Holdings Ltd.
                                     Director, Templeton/National Bank of Greece Management (Lux) S.A.
                                     Executive Vice President and Director, Templeton,
                                       Galbraith and Hansberger Ltd. (Bahamian Corp.)
                                     Senior Vice President and Treasurer, Franklin/
                                       Templeton Distributors, Inc. (1993-95)
                                     Treasurer, Franklin Energy Corporation (1994-95)
                                     Director, Templeton Life Assurance Ltd. (1990-94)
                                     Director, Templeton Funds Management, Inc. (1992-94)
                                     Director, Templeton Funds Distributor, Inc. (1992-93)
                                     Director, The DAIS Group, Inc. (1990-93)
                                     Vice-Chairman of Board, Templeton Global Bond Managers, Inc.
                                       (1990-93)
Edward Burton Jamieson               Portfolio Manager, Franklin Institutional Services Corporation
     Senior Vice President

Thomas Joseph Kenny                  None
     Senior Vice President and
     Director of Municipal
     Development

Leslie Michael Kratter               Vice President and Assistant Secretary, Franklin Resources, Inc.
                                       Secretary
                                     Secretary, Templeton Worldwide, Inc.
                                     Secretary, Franklin/Templeton Distributors, Inc.
                                     Secretary, Franklin Management, Inc.
                                     Vice President and Secretary, Franklin Institutional
                                       Services Corporation
                                     Secretary, Franklin/Templeton Investor Services, Inc.
                                     Secretary, FCC Receivables Corporation
                                     President and Director, Franklin/Templeton Travel, Inc.
                                     Secretary, Franklin Agency, Inc.
                                     Secretary, Templeton Global Investors
                                     Secretary, Templeton International, Inc.
                                     Secretary, Templeton/Franklin Investment Services, Inc.
                                     Secretary, Franklin Energy Corporation (1994-95)
                                     Executive Vice President, International Air Service Co. Ltd. (1979-92)

Jack Henry Lemein                    Employee, Franklin Resources, Inc.
     Senior Vice President           Vice President, Franklin/Templeton Distributors, Inc.
                                     Vice President, Franklin Management, Inc.
                                     Portfolio Manager, Franklin Institutional Services Corporation

William Jennings Lippman             Senior Vice President, Franklin Resources, Inc.
     Senior Vice President           Senior Vice President, Franklin/Templeton Distributors, Inc.
                                     Senior Vice President, Franklin Management, Inc.
                                     Portfolio Manager, Franklin Institutional Services Corporation
Rico Martin Wiskemann                Employee, Franklin/Templeton Distributors, Inc.
     Senior Vice President and       Senior Vice President, Franklin Management, Inc.
     Director                        Vice President, Treasurer and Director, ILA Financial Services,
                                       Inc.
                                     Vice President and Director, Arizona Life Insurance Company of
                                       America

         Pacific Investment Management Company ("PIMCO"), a sub-adviser of the Registrant, maintains its principal office at 840 Newport Center Drive, Suite 360, P.O. Box 6480, Newport Beach, California 92658-9030. PIMCO is a registered investment adviser under the Investment Company Act of 1940.

         Lee R. Thomas, III joined PIMCO in 1995 and is the Senior International Portfolio Manager at PIMCO. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of their London office.

         Each of the individuals named below is a Managing Director of PIMCO and has the affiliations indicated:

Name and Position:                        Other Affiliations:

William H. Gross, CFA                     None
   Senior Fixed Income Portfolio Manager

David H. Edington                         None
   Senior Fixed Income Portfolio Manager

John L. Hague                             None
   Senior Fixed Income Portfolio Manager

Brent R. Harris, CFA                      None
   Director of Marketing

Dean S. Meiling, CFA                      None
   Account Manager

James F. Muzzy, CFA                       None
   Account Manager

William F. Podlich, III                   None

William C. Powers                         None
   Senior Fixed Income Portfolio Manager

Frank B. Rabinovitch                      None
   Senior Fixed Income Portfolio Manager

William S. Thompson                       Director, Spieker Properties Inc.
   Chief Executive Officer

         Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. ("Hotchkis"), a sub-adviser of the Registrant, maintains its principal office at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. Harry Hartford and Sarah Ketterer will be responsible for the daily management of international equity securities of the Registrant. Mr. Hartford and Ms. Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis Mr. Hartford was with the Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

         Hotchkis became a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. upon the completion of the sale by Hotchkis and Wiley, a Delaware Limited Liability Company and the general partner of Hotchkis & Wiley, a California limited partnership, of all of the partnership interests in Hotchkis & Wiley to Merrill Lynch & Co., Inc., a Delaware corporation, in November of 1996.

Name and Position:                        Other Affiliations:

Gail L. Bardin                            None
   Portfolio Manager

Michael F. Baxter                         None
   Portfolio Manager

George H. Davis, Jr.                      None
   Portfolio Manager

Dr. Roger DeBard                          Executive Vice President, Hotchkis and Wiley Funds
   Portfolio Manager

John F. Hotchkis                          Trustee, Hotchkis and Wiley Funds
   Portfolio Manager                      Governor, The Music Center
   Chairman                               Director and Treasurer, The Music Center Foundation
                                          Director, Los Angeles World Affairs Council
                                          Director, Los Angeles Philharmonic Orchestra
                                          Director, Big Brothers of Greater Los Angeles
                                          Director, Executive Service Corps of Southern California
                                          Director, KCET Trustee, The
                                          Lawrenceville School Trustee, Robert
                                          Louis Stevenson School Director,
                                          Fountainhead Water Company, Inc.

Michael L. Quinn,                         Head of Merrill Lynch Capital Management Group
   Chief Executive Officer

George Wiley                              None
   Special advisor to Merrill Lynch
   Capital Management Group

         Miller Anderson & Sherrerd, LLP ("MAS"), a sub-adviser of the Registrant, maintains its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS has been a registered investment adviser under the Investment Company Act of 1940 since 1974. MAS serves as the Investment Adviser and Fund Administrator for the MAS Funds and is also the parent company of MAS Fund Distribution, Inc. ("MASDI"), a registered limited purpose broker-dealer that was formed in 1992 solely to distribute shares of the MAS Funds. All registered representatives of MASDI are also employees of MAS. MAS Fixed Income Partnership I, L.P. ("MAS I") and MAS Fixed Income Partnership II, L.P. ("MAS II") are investment partnerships established by MAS. MAS has established MAS Fixed Income I, L.L.C., MAS Fixed Income II, L.L.C., MAS Management, Inc., and MAS Investors I, LLP to administer and manage the investment partnerships. MAS also participates in a joint venture with LTCB Capital Markets, Inc. that owns LTCB-MAS Investment Management, Inc., a registered investment company.

         MAS is a Pennsylvania limited liability partnership and became an indirect wholly-owned subsidiary of Morgan Stanley Group Inc., the global financial services firm, upon the completion of Morgan Stanley Asset Management's acquisition of MAS in January of 1996. MAS's general partner and the owner of 95% of the MAS partnership interests is Morgan Stanley Asset Management Holdings, Inc. ("MSAMH"), a direct wholly-owned subsidiary of Morgan Stanley Asset Management Inc. MSAMH is also one of MAS's three limited partners. The other two limited partners of MAS are MSL Incorporated and MS Holdings Incorporated, which are both holding companies within Morgan Stanley's corporate structure and own the remaining 3% and 2% of MAS's partnership interests, respectively.

Following are the officers and directors of Morgan Stanley Asset Management Holdings, Inc.

Name and Position:                   Affiliations:

James M. Allwin                      Director and Managing Director of Morgan Stanley Asset
     President and Director            Management Inc. since 1993 and President since
                                       1995;
                                     Employee of Morgan Stanley & Co. Incorporated since
                                       1976 and Managing Director since 1985;
                                     President of Morgan Stanley Realty, Inc. since 1988;
                                     Member of the Board of Overseers, Dartmouth College;
                                     Member of the Executive Board, The National Realty
                                       Committee;
                                     Trustee, The Urban Land Institute;
                                       Chairman, Cities in Schools, Inc.

Barton M. Biggs                      Chairman and Director of Morgan Stanley Asset
     Chairman of the Board           Management Inc. since 1980;
     and Director                    Chairman and Director of Morgan Stanley Asset
                                       Management Limited;
                                       Managing Director of Morgan Stanley & Co. Incorporated
                                       since 1973;
                                     Director of Morgan Stanley Group Inc. since 1991;
                                       Member of the Investment Advisory Council of The
                                       Thailand Fund;
                                     Director, The Rand McNally Company;
                                     Member, Yale Development Board;
                                     Director and officer of various investment companies
                                        managed by Morgan Stanley Asset Management Inc.
Harold J. Schaaff, Jr.               Principal of Morgan Stanley & Co. Incorporated;
     Secretary and Director          General Counsel and Secretary of Morgan Stanley Asset
                                        Management Inc. since 1989;
                                     Officer of various investment companies managed by
                                        Morgan Stanley Asset Management Inc.
Debra M. Aaron                       Employee of Morgan Stanley & Co. Incorporated since
   Vice President                       1984, Vice President since 1986 and a Principal
                                        since 1989
Bruce R. Sandberg                    Employee of Morgan Stanley & Co. Incorporated since
   Vice President                       1981, Vice President since 1988 and a Principal
                                        since 1992
Eileen Murray                        Employee of Morgan Stanley & Co. Incorporated since
   Treasurer                            1984;
                                     Treasurer and Managing Director of Morgan Stanley
                                        Asset Management Inc. and Morgan Stanley & Co.
                                        Incorporated since June of 1996
Madeline D. Barkhorn                 Employee of Morgan Stanley & Co. Incorporated since
   Assistant Secretary                  1994 and of Morgan Stanley Asset Management Inc.
                                        since 1988
Charlene R. Herzer                   Employee of Morgan Stanley & Co. Incorporated since
   Assistant Secretary                  1990 and Vice President since 1995

         The primary portfolio managers for MAS's Value Portfolio are A. Morris Williams, Jr., CFA and Robert J. Marcin, CFA. Richard M. Behler is the most recent addition to the value team. All other members of the MAS equity investment management department serve as analyst resources for the value team in the management of the portfolio while maintaining responsibility for other MAS equity related portfolios.

         Each of the individuals named below is a former partner of MAS and has the affiliations indicated:

Name:                               Other Affiliations:

A. Morris Williams, Jr., CFA        C.A.R.E. Council of Trustees
                                    Duke University, Trustee
                                    The Salvation Army Advisory Board of Greater Philadelphia
                                    Philadelphia Scholars Fund Advisory Committee, Chairman
                                    Philadelphia Schools Collaborative, Board of Directors

Richard B. Worley                   University of Pennsylvania, Trustee
                                    Medical Center of the University of Pennsylvania,
                                      Trustee
                                    Pennsylvania Academy of Fine Arts, Trustee

Thomas L. Bennett, CFA              MAS Funds, Chairman


Robert L. Hagin                     Society of Quantitative Analysts, Advisory Board

T. Dean Williams                    International Society of Financial Analysts, Board of
                                      Governors
                                    Shanghai Dazhong Co., Director

John D. Connolly, CFA               Financial Analysts of Philadelphia, President, 1994-95
Kenneth B. Dunn                     Journal of Fixed Income, Associate Editor
                                    Institute for the Study of Security Markets, Board
                                      of Directors

Ellen D. Harvey, CFA                St. Timothy's School, Trustee, 1985-94
                                      Investment Chairman, 1994-present
                                    Bryn Mawr Rehabilitation Hospital, Trustee
                                    Main Line Health System, Trustee
                                    Owosso Corporation, Director
Gary G. Schlarbaum, CFA             Coe College, Trustee


James D. Schmid                     MAS Funds, President
   Head of Mutual Funds             MAS Fund Distribution, Inc., Director
                                    The Minerva Fund, Inc., Chairman of the Board of
                                         Directors

Arden C. Armstrong, CFA             American Friends Service Committee, Investment
                                         Committee
                                    Wharton Fellow's Fund, Board of Overseers

Stephen F. Esser, CFA               None

J. David Germany                    None

Nicholas J. Kovich                  None

Robert J. Marcin, CFA               None

Mary Ann Milias                     California Pacific Medical Center Foundation,
                                         Trustee
                                    Schools of the Sacred Heart, Trustee
                                    Sisters of the Presentation - Investment Advisory
                                         Committee
                                    Marin Community Foundation - Investment Advisory
                                         Committee

Scott F. Richard                    Journal of Fixed Income, Associate Editor

Horacio A. Valeiras, CFA            None

Glenn E. Becker                     Germantown Academy, Education Committee
                                    The Salvation Army Advisory Board of Greater
                                         Philadelphia
                                    Philadelphia Leadership Foundation, Director

Steven K. Kreider, CFA              Lehigh University, Investment Committee

Marna C. Whittington                Rohm & Haas Company, Director
                                    Tower Hill School, Trustee
                                    Upland Country Day School, Trustee
                                    The Philadelphia Contributionship, Director
                                    Federated Department Stores, Inc., Director
                                    Berwind Group, Director


Item 29.  Principal Underwriters.

         (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Institutional Tax Free Reserves, Landmark Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio) and Variable Annuity Portfolios (CitiSelectSM VIP Folio 200, CitiSelectSM VIP Folio 300, CitiSelectSM VIP Folio 400, CitiSelectSM VIP Folio 500 and Landmark Small Cap Equity VIP
Fund). LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, and U.S. Treasury Reserves Portfolio.

         (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                  ADDRESS

      The Landmark Funds Broker-Dealer
        Services, Inc.                      6 St. James Avenue
       (distributor)                        Boston, MA  02116

      State Street Bank and Trust Company   1776 Heritage Drive
      (transfer agent and custodian)        North Quincy, MA 02171
      Citibank, N.A.                        153 East 53rd Street
      (investment manager)                  New York, NY 10043

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus of CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelect SM Folio 500 is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 6th day of January, 1997.

                                                              LANDMARK FUNDS I

                                                By: Philip W. Coolidge
                                                    ---------------------------
                                                    Philip W. Coolidge
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on January 6, 1997.

         Signature                             Title

   Philip W. Coolidge                President, Principal Executive Officer
   Philip W. Coolidge                  and Trustee

   John R. Elder                     Principal Financial Officer and Principal
   John R. Elder                     Accounting Officer

   H.B. Alvord*                      Trustee
   H.B. Alvord

   Riley C. Gilley*                  Trustee
   Riley C. Gilley

   Diana R. Harrington*              Trustee
   Diana R. Harrington

   Susan B. Kerley*                  Trustee
   Susan B. Kerley

   C. Oscar Morong, Jr.*             Trustee
   C. Oscar Morong, Jr.

   E. Kirby Warren*                  Trustee
   Kirby Warren

   William S. Woods, Jr.*            Trustee
   William S. Woods, Jr.

  *By: Philip W. Coolidge
       Philip W. Coolidge

       Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Asset Allocation Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds I to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, Cayman Islands, BWI on the 6th day of January, 1997.

                                                  ASSET ALLOCATION PORTFOLIOS

                                                  By: Susan Jakuboski
                                                      -------------------------
                                                      Susan Jakuboski
                                                      Assistant Treasurer

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds I has been signed by the following persons in the capacities indicated on January 6, 1997.

        Signature                              Title

Philip W. Coolidge*                  President, Principal Executive Officer
Philip W. Coolidge                     and Trustee

John R. Elder*                       Principal Accounting and Financial Officer
John R. Elder

Elliott J. Berv*                     Trustee
Elliott J. Berv

Mark T. Finn*                        Trustee
Mark T. Finn

Walter E. Robb, III*                 Trustee
Walter E. Robb, III

 *By: Susan Jakuboski
      -------------------------------
      Susan Jakuboski

       Executed by Susan Jakuboski on behalf of those indicated pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

         Exhibit
         No.:               Description:

         27                 Financial Data Schedule